UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23403

Principal Diversified Select Real Asset Fund
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	March 31, 2022

Date of reporting period:	March 31, 2022

ITEM 1 – REPORT TO STOCKHOLDERS
Principal Diversified Select Real Asset Fund
Annual Report
March 31, 2022
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Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Important Fund Information 2
Principal Diversified Select Real Asset Fund (unaudited) 3
Financial Statements 4
Notes to Financial Statements 8
Schedule of Investments 17
Financial Highlights (includes performance information) 24
Report of Independent Registered Public Accounting Firm 26
Shareholder Expense Example 27
Supplemental Information 28

Economic & Financial Market Review
As COVID disruptions gradually abated, global economic growth remained solid in 2021. U.S. real Gross Domestic Product (GDP) grew at an annualized rate of 5.7% in 2021. Europe and Japan showed modest growth but were less prominent than the U.S., with growth rates of
2.9% and 1.8% respectively. China GDP growth slowed down on deleveraging policies and intensified regulations, ending the year with 8.1%
growth. As of March 31, 2022, Global manufacturing Purchasing Manager’ Index (PMI) remained well above 50 in the last twelve months (a number above 50 means manufacturing activity is expanding and number below 50 indicates contraction), and the latest reading as of March
2022 is 54.2, with 85% of the countries tracked showed PMIs higher than 50. Strong economic growth remained desynchronized: GDP-
weighted developed market PMI is 56.3, much higher than the 50.5 of emerging market PMI. Following the gradual phaseout of COVID related fiscal support, monetary policies also turned more and more hawkish as high inflation pressures weighed in. As of March, global policy rates rose by 66 bps in the last twelve months as global central banks began raising interest rates. The United States Federal Reserve started hiking rates in March and is expected to hike multiples times this year.
Supply chain disruptions and strong demand recovery caused shortages in global goods, which pushed inflation higher. Slow capital expenditures, complicated by geopolitical disruptions, led commodities prices to rally sharply, further fueling inflation. Global inflation increased from 2.0% in March 2021 to 5.0% in February 2022. Market implied inflation expectations (represented by U.S. 5 Year breakeven inflation rates) increased from 2.6 in March of 2021 to 3.2 in March of 2022.
Global earnings growth remained quite strong in the last twelve months ending March 2022 although down from peak levels as base effects kicked in. Compared to same time last year, MSCI All Country World Index (ACWI) trailing twelve months earnings per share (TTM EPS)
grew by 47%. MSCI World TTM EPS increased by 52%, more than double MSCI EM’s 25%. Within developed markets, MSCI Europe delivered the highest earnings growth of 132% following a more severe decline in 2020. S&P 500 earnings growth was more modest at 40%, with higher earnings growth in value stocks versus growth stocks. Within emerging markets, MSCI China TTM EPS lagged with 11% growth in the last twelve months, as of the end of March.
Global equities outperformed global fixed income over the last year. As of March 31, 2022, in USD terms, MSCI ACWI recorded 7% gains year-over-year while Bloomberg Global Aggregate Corporate Index ended -6% lower. Within equities, developed markets outperformed emerging markets by 21%, and U.S. outperformed developed market ex-U.S. by 11%. Among major markets, China was the worst performer with -33% loss, bringing MSCI EM down to -11%. Within the U.S., large cap and growth outperformed. Bloomberg U.S. Treasury Index delivered -4% loss as U.S. 10-year treasury yield rising from 1.74% to 2.34%. Global high yield bonds beat global investment corporate bonds and global treasury bonds by 2% and 3% respectively. Commodity prices represented by the S&P GSCI Total Return Index increased by 65%, and Nymex crude oil rose from 59.2 to 100.3 USD/barrel.
* Unless otherwise stated, data sources are Bloomberg, FactSet, and Principal Global Asset Allocation. Data as of March 31, 2022.
Index descriptions:
MSCI All Country World Index (ACWI) Index includes large and mid cap stocks across developed and emerging market countries.
MSCI China Index captures large and mid cap representation across China A shares, H shares, B shares, Red chips, P chips and foreign listings (e.g.
ADRs).
MSCI Emerging Markets Index consists of large and mid cap companies across 24 countries and represents 10% of the world market capitalization.
The index covers approximately 85% of the free float-adjusted market capitalization in each country in each of the 24 countries.
MSCI World Index captures large and mid cap representation across 23 Developed Markets (DM) countries.
Bloomberg Global Aggregate Corporate Index is a flagship measure of global investment grade debt from twenty- four local currency markets.
This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.
Bloomberg U.S. Treasury Index measures US dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.
S&P GSCI Total Return Index is an index of 24 exchange-traded futures contracts that represent a large portion of the global commodities market.

Important Fund Information
Securities described in the fund commentary may no longer be held in the fund.
The line graph on the following page illustrates the growth of a hypothetical $10,000 investment. The illustration is based on performance of Class Y shares. The performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, call your financial professional, or call 800-222-5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charges on sales based on declining rates which begin at
5.75%. Institutional and Class Y Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
.

Principal Diversified Select Real Asset Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Clearbridge Investments (North America) Pty Limited; Principal Real Estate Investors, LLC; Tortoise Capital Advisors, L.L.C
Average Annual Total Returns*
as of
March 31, 2022
What contributed to or detracted from Fund performance during the fiscal year?
The Fund seeks to provide long-term total return (after Fund fees and expenses) in excess of inflation. Under normal circumstances, the
Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in real assets and real asset companies. Real assets include, without limitation, investments related to real estate, agriculture, infrastructure, energy, natural resources, and timber. Real asset companies include companies that primarily own, explore, mine, process or otherwise develop real assets. The Fund invests in real assets and real asset companies directly, and indirectly through other entities, including private institutional investment funds ("Private
Funds") that pursue these strategies.
While every sleeve contributed positively to performance during the fiscal year, the Fund's listed infrastructure sleeves and the private investment portfolio were the largest contributors. The essential assets sleeve, sub-advised by Tortoise, was the largest single contributor to the Fund's performance. Tortoise's portfolio benefited from exposure to energy infrastructure companies, which rose sharply alongside oil and gas prices. The global listed infrastructure sleeve, sub-advised by ClearBridge , also contributed significantly. ClearBridge outperformed the broad infrastructure universe primarily through strong stock selection, especially in airports and electric utilities. The
Fund's private investment portfolio, which now comprises over half of the Fund's assets, delivered solid positive results in every quarter of the fiscal year. Positive returns in the private investment portfolio were driven by every segment: the portfolio saw gains in private real estate, private infrastructure, timberland, and farmland.
No sleeves within the Fund detracted from performance in absolute terms. The smallest contributor in absolute terms was the Fund's commercial mortgage-backed securities sleeve, sub-advised by Principal Real Estate Investors, which gained a very small amount, in an environment of economic recovery, combined with sharply higher interest rates.
Value of a $10,000 Investment* June 25, 2019 - March 31, 2022
1-Year Since Inception Inception Date
Class A Shares Excluding Sales Charge 12.58% 8.01% 6/25/19
Including Sales Charge 6.10% 5.72%
Class Y Shares 13.13% 8.55% 6/25/19
Institutional Shares 12.93% 8.33% 6/25/19
*Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
**Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Statement of Assets and Liabilities
March 31, 2022

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Diversified
Select Real Asset Fund
Investment in securities--at cost ......................................................................................................................
$ 166,235
Assets
Investment in securities--at value  ...................................................................................................................... $ 187,928
Receivables:
Dividends and interest ............................................................................................................................. 477
Expense reimbursement from Manager ........................................................................................................... 85
Investment securities sold ......................................................................................................................... 1,154
Total Assets   189,644
Liabilities
Accrued management and investment advisory fees .................................................................................................... 263
Accrued transfer agent fees ............................................................................................................................. 36
Accrued directors' expenses ............................................................................................................................. 1
Accrued professional fees ............................................................................................................................... 207
Accrued other expenses ................................................................................................................................. 36
Cash overdraft ........................................................................................................................................... 107
Payables:
Investment securities purchased .................................................................................................................. 932
Total Liabilities
1,582
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 188,062
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 162,324
Total distributable earnings (accumulated loss) .........................................................................................................
25,738
Total Net Assets
$ 188,062
Capital Stock (par value: $.01 per share):
Net Asset Value Per Share:
Class A : Net Assets ...................................................................................................................................... $ 372
Shares Issued and Outstanding .................................................................................................................... 13
Net Asset Value per share ......................................................................................................................... $ 28 .09
(a)
Maximum Offering Price ..........................................................................................................................
$ 29 .80
Class Y : Net Assets ...................................................................................................................................... $ 187,063
Shares Issued and Outstanding .................................................................................................................... 6,607
Net Asset Value per share .........................................................................................................................
$ 28 .31
Institutional : Net Assets ................................................................................................................................. $ 627
Shares Issued and Outstanding .................................................................................................................... 22
Net Asset Value per share .........................................................................................................................
$ 28 .15
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statement of Operations
Year ended March 31, 2022

See accompanying notes.
Amounts in thousands
Principal Diversified
Select Real Asset
Fund
Net Investment Income (Loss)
Income:
Dividends .............................................................................................................................................. $ 4,936
Withholding tax ....................................................................................................................................... (215)
Interest ................................................................................................................................................. 728
Other income .......................................................................................................................................... 3
Total Income 5,452
Expenses:
Management and investment advisory fees ........................................................................................................... 2,987
Distribution f ees - Class A ............................................................................................................................ 1
Registration fees - Class A ............................................................................................................................ 16
Registration fees - Class Y ............................................................................................................................ 17
Registration fees - Institutional ....................................................................................................................... 16
Shareholder reports - Class A ......................................................................................................................... 8
Shareholder reports - Institutional .................................................................................................................... 5
Transfer agent fees - Class A .......................................................................................................................... 51
Transfer agent fees - Class Y .......................................................................................................................... 45
Transfer agent fees - Institutional ..................................................................................................................... 59
Custodian fees ......................................................................................................................................... 40
Directors' expenses .................................................................................................................................... 7
Professional fees ...................................................................................................................................... 283
Other expenses ........................................................................................................................................ 81
Total Gross Expenses 3,616
Less: Reimbursement from Manager ................................................................................................................. 598
Less: Reimbursement from Manager - Class A ....................................................................................................... 76
Less: Reimbursement from Manager - Class Y ....................................................................................................... 373
Less: Reimbursement from Manager - Institutional .................................................................................................. 80
Total Net Expenses 2,489
Net Investment Income (Loss) 2,963
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... 11,558
Foreign currency transactions ......................................................................................................................... (45)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................................................................ 9,833
Translation of assets and liabilities in foreign currencies ............................................................................................. (1)
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 21,345
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 24,308

Statement of Changes in Net Assets

See accompanying notes.
Amounts in thousands
Principal Diversified Select Real Asset
Fund
Year Ended
March 31, 2022
Year Ended
March 31, 2021
Operations
Net investment income (loss) .......................................................................................................... $ 2,963 $ 3,681
Net realized gain (loss) on investments and foreign currencies ....................................................................... 11,513 4,476
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
9,832 38,287
Net Increase (Decrease) in Net Assets Resulting from Operations 24,308 46,444
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (12,169) (4,772)
Total Dividends and Distributions (12,169) (4,772)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
12,515 22,841
Total Increase (Decrease) in Net Assets 24,654 64,513
Net Assets
Beginning of period ....................................................................................................................
163,408 98,895
End of period ..........................................................................................................................
$ 188,062 $ 163,408
Class A Class Y Institutional
Capital Share Transactions:
Year Ended March 31, 2022
Dollars:
Sold ..................................................................................... $ 50 $ – $ 301
Reinvested ................................................................................ 23 12,120 26
Redeemed .................................................................................
– – (5)
Net Increase (Decrease)
$ 73 $ 12,120 $ 322
Shares:
Sold ..................................................................................... 2 – 10
Reinvested ................................................................................ 1 443 1
Redeemed .................................................................................
– – –
Net Increase (Decrease)
3 443 11
Year Ended March 31, 2021
Dollars:
Sold ..................................................................................... $ – $ 18,069 $ –
Reinvested ................................................................................ 8 4,756 8
Net Increase (Decrease)
$ 8 $ 22,825 $ 8
Shares:
Sold ..................................................................................... – 887 –
Reinvested ................................................................................ – 196 1
Net Increase (Decrease)
– 1,083 1
Dividends and Distributions to Shareholders:
Year Ended March 31, 2022
From net investment income and net realized gain on investments ......................................... $ (23) $ (12,120) $ (26)
Total Dividends and Distributions
$ (23) $ (12,120) $ (26)
Year Ended March 31, 2021
From net investment income and net realized gain on investments ......................................... $ (8) $ (4,756) $ (8)
Total Dividends and Distributions
$ (8) $ (4,756) $ (8)

Statement of Cash Flows
Year Ended March 31, 2022

See accompanying notes.
Amounts in thousands
Principal Diversified
Select Real Asset
Fund
Cash Flows from Operating Activities:
Net increase in net assets from operations .............................................................................. $ 24,308
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities ............................................................................... (81,515)
Proceeds from sale of investment securities ........................................................................ 77,749
Net sales (purchases) of short term securities ....................................................................... (522)
Net accretion of bond discounts and amortization of premiums .......................................................... 941
Net realized gain (loss) from investments .......................................................................... (11,558)
Change in unrealized (appreciation) depreciation on investments ......................................................... (9,833)
(Increase) decrease in dividends and interest receivable ................................................................ (13)
(Increase) decrease in investment securities sold ..................................................................... (935)
Increase (decrease) in accrued fees, expenses, and expense reimbursement from Manager ....................................... 76
Increase (decrease) in investment securities purchased ................................................................ 890
Net cash used in operating activities (412)
Cash Flows from Financing Activities:
Increase (decrease) in cash overdraft ............................................................................. 60
Proceeds from shares sold ..................................................................................... 351
Payments on shares redeemed .................................................................................. (5)
Net cash provided by financing activities 406
Net increase (decrease) in cash ................................................................................. (6)
Cash:
Beginning of year .......................................................................................... $ 6
End of year ...............................................................................................
$ —
Supplemental Disclosure of Cash Flow Information:
Reinvestment of dividends and distributions ....................................................................... $ 12,169

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2022

1. Organization
Principal Diversified Select Real Asset Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940
Act”) as a diversified, closed-end management investment company. The Fund continuously offers three classes of shares: Class A, Class
Y, and Institutional Class. The Fund was organized as a Delaware statutory trust on September 21, 2018 pursuant to an Agreement and
Declaration of Trust governed by the State of Delaware. Principal Global Investors, LLC (the “Manager”) serves as the Fund’s manager and advisor.
The Fund is structured as an interval fund, meaning it conducts quarterly repurchase offers of no less than 5% and no more than 25% of the
Fund’s outstanding shares at net asset value. Repurchase offers of more than 5% are made solely at the discretion of the Fund’s Board of
Trustees (the “Board”), and shareholders should not rely on any expectation of repurchase offers being made in excess of 5%. Shareholders should consider the Fund’s shares illiquid. The Fund’s shares are not listed on any national securities exchange and are not publicly traded.
There is currently no secondary market for the shares, and the Fund expects that no secondary market will develop. An unlimited number of shares has been authorized under the Agreement and Declaration of Trust.
Only eligible purchasers can buy shares of the Fund in that share class. The Manager and Principal Funds Distributor, Inc. (the “Distributor”)
(an affiliate of the Manager), the principal distributor of the Fund, reserve the right to broaden, limit, and change the designation of eligible purchasers without notice. Shares of the Fund are only sold in U.S. jurisdictions. Subject to eligibility and minimum initial investment requirements, shares of the Fund may be purchased directly or through intermediary organizations, such as broker-dealers, insurance companies, plan sponsors, third party administrators, and retirement plans. Minimum initial investment requirements are $25,000 for Class
A shares and $100,000 for Class Y and Institutional Class shares.
The Fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic
946, Financial Services - Investment Companies . The Fund has not provided financial support and is not contractually required to provide financial support to any investee.
All classes of shares of the Fund represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Board. In addition, the Board declares separate dividends on each class of shares. The Fund may offer additional classes of shares in the future.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation. The Fund values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-
the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the
Manager under procedures established and periodically reviewed by the Board.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. In the event that a net asset value is not provided by a private investment fund following the end of the period, the Fund’s fair valuation procedures will be followed. The appropriateness of the fair value of these securities is monitored by the Manager.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset values are reflected in the Fund’s net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2022

To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset values, for example weekends and other customary national U.S. holidays, the Fund’s net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Fund’s holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
As of March 31, 2022, the Fund held securities denominated in foreign currencies. None of the individual foreign currencies exceeded 5%
of the Fund’s net assets.
Income and Investment Transactions. The Fund records investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Fund records dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Fund allocates all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Distributions from Real Estate Investment Trusts (“REITs”) and private investment funds may be characterized as ordinary income, net capital gain, or return of capital to the Fund. The proper characterization of distributions from REITs and private investment funds is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
Expenses. Expenses directly attributed to the Fund are charged to the Fund. Other expenses not directly attributed to the Fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statement of operations.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, REITs, passive foreign investment companies, partnership investments, and losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2022

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the year ended March 31, 2022, the Fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Fund may be subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund as a reduction of income. These amounts are shown as withholding tax on the statement of operations. In consideration of recent decisions rendered by European court, the Fund may file tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of the reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the “more likely than not” threshold. Any tax reclaims received are included in dividends income on the statement of operations.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting,  which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management expects the impact of the ASU will not have a material impact on the Fund’s financial statements.
3. Operating Policies
Borrowings. T he Fund participates in a line of credit with a bank which allows a borrowing commitment amount of up to $15 million.
Borrowings may be used for investment purposes, to meet repurchase requests and/or to facilitate the handling of unusual or unanticipated short-term cash requirements. The Fund will pledge securities as collateral for borrowing on the line of credit and maintain an aggregate collateral value not less than the outstanding borrowing amount at all times. Interest is charged at an annual rate equal to the Overnight Bank
Funding Rate (“OBFR”) plus 0.90% (effective March 15, 2022 and thereafter). Prior to March 15, 2022, interest was charged at an annual rate equal to LIBOR plus 0.85%. Additionally, a commitment fee is charged at an annual rate of 0.40% on any day when the outstanding borrowing amount is less than 90% of the borrowing commitment amount. The interest expense and commitment fee associated with these borrowings is included in other expenses on the statement of operations. There were no outstanding borrowings as of March 31, 2022 . During the year ended March 31, 2022 , the Fund borrowed against the line of credit as follows (amounts in thousands):
Cross Trades. The Fund may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Entities may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the Fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year  ended March 31, 2022 , the Fund did not engage in cross trades.
Foreign Currency Contracts. The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing the Fund's investment objectives. The Fund may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. The Fund enters into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate.
Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Principal Diversified Select Real Asset Fund $ 67 0.98%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2022

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which the Fund has valued the investments. This may have an adverse effect on the Fund’s ability to dispose of particular illiquid securities at fair value and may limit the Fund’s ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, trustees, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Private Investments in Public Equity. The Fund may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Fund may enter into unfunded commitments.
Commitments may be subject to various contingencies and are recognized as a financial instrument when the commitment is legally binding.
These contingencies are considered in the valuation of the commitments. The Fund is obligated to fund these commitments when the contingencies are met and therefore, the Fund must have funds sufficient to cover its obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statement of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statement of operations, as applicable. Commitments are typically categorized as Level 2 within the disclosure hierarchy. As of March 31, 2022 , the Fund had no unfunded commitments in connection with PIPEs.
Private and Other Underlying Funds. The Fund may invest in private investment funds and other publicly traded investment funds. The shares of publicly traded investment funds and private investment funds are collectively referred to as the “Underlying Funds”. The Fund may indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense levels and the Fund may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by the Fund will vary. Expenses included in the statement of operations and financial highlights of the Fund do not include any expenses associated with the Underlying Funds.
Private investment funds are not registered as investment companies under the 1940 Act and therefore the Fund will not be able to avail itself of the protection of the 1940 Act with respect to such private investment funds, including certain corporate governance protections, such as the requirement of having a majority or 50% of the directors serving on a board as independent directors, statutory protections against self-
dealings by the institutional asset managers, and leverage limitations. The Fund will hold liquid assets while it waits for such Underlying
Funds to call capital, which may negatively impact its performance.
Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Senior Floating Rate Interests. The Fund may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment
3. Operating Policies (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2022

conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedule of investments.
Unfunded Commitments. In connection with the senior floating rate interests, the Fund may enter into unfunded loan commitments
(“commitments”). All or a portion of the commitments may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statement of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statement of operations, as applicable. As of March 31, 2022, the Fund had no commitments relating to senior floating rate interests.
The Fund may also enter into unfunded commitments relating to potential future investments in private investment funds. As of March 31,
2022, the Fund had unfunded commitments relating to potential future investments, as follows (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income, net asset value and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement , the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar month or quarter. Private investment funds valued at net asset value are excluded from the fair value hierarchy.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
Private Investment Fund Unfunded Commitment
ACIP Parallel Fund A, LP $ 3,039
Brookfield Super-Core Infrastructure Partners Fund, LP 3,000
CBRE Caledon Global Infrastructure Fund (International), LP 2,000
Ceres Farmland Holdings, LP 1,000
GDIF US Hedged Feeder Fund, LP 2,000
Hancock Timberland and Farmland Fund, LP 99 8
PGIM Real Estate US Debt Fund, LP 3,000
UBS AgriVest Farmland Fund 1,000
3. Operating Policies (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2022

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector classifications, please see the schedule of investments.
5. Management Agreement and Transactions with Affiliates
Management Services. The Fund has agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of the Fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisors of the Fund, which may be affiliates of the Manager. The annual rate paid by the Fund is based upon the aggregate average daily net assets
(“aggregate net assets”) of the Fund. The management and investment advisory fees schedule for the Fund is 1.70% of aggregate net assets up to $1.5 billion and 1.65% of aggregate net assets over $1.5 billion.
The Manager has contractually agreed to waive 0.25% of the Fund’s management and investment advisory fees effective August 1, 2021.
Prior to August 1, 2021, the contractual fee waiver was 0.53%. It is expected that the fee waiver will continue through the period ending
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Bonds* $ — $ 13,392 $ — $ 13,392
Common Stocks
Basic Materials 3,136 3,084 — 6,220
Communications — 56 — 56
Consumer, Cyclical 512 62 — 574
Consumer, Non-cyclical 1,745 1,711 — 3,456
Diversified 128 — — 128
Energy 19,778 2,074 — 21,852
Financial 10,798 7,297 — 18,095
Industrial 4,576 3,194 — 7,770
Utilities 7,849 6,554 — 14,403
Convertible Preferred Stocks 98 — — 98
Investment Companies 2,814 — — 2,814
Total $ 51,434 $ 37,424 $ — $ 88,858
Investments Using NAV as practical expedient
Private Investment Funds 99, 070
Total investments in securities $ — $ — $ — $ 187, 928
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2022

July 31, 2022; however, the Fund and the Manager, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
The Manager has contractually agreed to limit the Fund’s expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Fund through the fiscal year end, provided no reimbursement will be made if it would result in the Fund exceeding the total operating expense limits. Any amounts outstanding at the end of the fiscal year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statement of assets and liabilities and are settled monthly. It is expected that the operating expense limits will continue through the period ending July 31, 2022; however, the Fund and the Manager, the parties to the agreement, may mutually agree to terminate the operating expense limits prior to the end of the period.
The operating expense limits are as follows:
*Prior to August 1, 2021, the contractual expense limit was 1.67%.
**Prior to August 1, 2021, the contractual expense limit was 1.17%.
^Prior to August 1, 2021, the contractual expense limit was 1.37%.
Distribution Fees. The Class A shares of the Fund bear distribution fees. The fees are computed at an annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Distribution fees are paid to the Distributor of the Fund. A portion of the distribution fees may be paid to other selling dealers for providing certain services.
Chief Compliance Officer Expenses. The Fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statement of operations. For the year ended March 31, 2022, the Fund’s CCO expenses were less than $500.
Sales Charges. The Distributor retains sales charges on certain sales of Class A shares based on declining rates which begin at 5.75%. For the year ended March 31, 2022, there were no sales charges retained by the Distributor.
Affiliated Ownership . As of March 31, 2022, Principal Financial Services Inc. and Principal Life Insurance Company (each an affiliate of the Manager) owned shares of the Fund as follows (amounts of shares in thousands):
6. Investment Transactions
For the year ended March 31, 2022, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and mergers) by the Fund were as follows (amounts in thousands):
7. Repurchase Offers
The Fund has a fundamental policy to make quarterly repurchase offers for no less than 5% and not more than 25% of its shares at a price equal to net asset value per share, unless suspended or postponed in accordance with regulatory requirements, and that each quarterly repurchase pricing share occur on the Repurchase Pricing Date, the date that will be used to determine the Fund’s net asset value per share applicable to the repurchase. The Fund will make quarterly repurchase offers every three months, in the following months: March, June,
September, and December.
The Fund will repurchase shares that are tendered by a specific date (the “Repurchase Request Deadline”), which will be established by the
Board in accordance with Rule 23c-3, as amended from time to time. Rule 23c-3 requires the Repurchase Request Deadline to be no less than 21 and no more than 42 days after the Fund sends notification to shareholders of the repurchase offer. There will be a maximum 14
Share Class Operating Expense Limit Expiration
Class A
1.98%* July 31, 2022
Class Y
1.48** % July 31, 2022
Institutional 1.68^ %
July 31, 2022
Class A Class Y Institutional
Principal Diversified Select Real Asset Fund 11 6,607 11
Purchases Sales
Principal Diversified Select Real Asset Fund $ 81,381 $ 77,572
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2022

calendar day period, or the next business day if the 14th calendar day is not a business day, between the Repurchase Request Deadline and the Repurchase Pricing Date.
If a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares tendered on a pro rata basis.
For the year ended March 31, 2022, shares of the Fund were repurchased during the repurchase offer windows as follows (amounts in thousands):
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the year ended March 31, 2022 and year ended
March 31, 2021 , were as follows (amounts in thousands):
*The Fund designates these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(c) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate, or a 0-percent rate, depending on the shareholder’s taxable income).
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of March 31, 2022, the components of distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Fund. As of March 31, 2022 , the Fund had no capital loss carryforwards. For the year ended March 31, 2022 , the Fund did not utilize capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. As of March 31, 2022 , the Fund does not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended March 31,
2022, the Fund recorded reclassifications as follows (amounts in thousands):
Repurchase Offer #1 Repurchase Offer #2 Repurchase Offer #3 Repurchase Offer #4
Commencement Date
March 29, 2021 June 28, 2021 September 27, 2021 December 27, 2021
Repurchase Request Deadline
April 28, 2021 July 28, 2021 October 27, 2021 January 26, 2022
Repurchase Pricing Date
April 28, 2021 July 28, 2021 October 27, 2021 January 26, 2022
Amount Repurchased
$ — $ — $ — $ 5
Shares Repurchased
— — — —
Ordinary Income Long Term Capital Gain*
2022 2021 2022 2021
Principal Diversified Select Real Asset Fund $ 6,371 $ 4,772 $ 5,798 $ —
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Principal Diversified Select Real Asset Fund $ 505 $ 4,551 $ 20,735 $ (53) $ 25,738
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Principal Diversified Select Real Asset Fund $ 2 $ (2)
7. Repurchase Offers (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
March 31, 2022

Federal Income Tax Basis. As of March 31, 2022 , the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Fund were as follows (amounts in thousands):
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. The Fund completed a quarterly repurchase offer on April 27, 2022 which resulted in 332,138 shares being repurchased for $9,220,140. There were no additional items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal Diversified Select Real Asset Fund $ 25, 209 $ (4, 473 ) $ 20, 736 $ 167,19 2
8. Federal Tax Information (continued)

Schedule of Investments
Principal Diversified Select Real Asset Fund
March 31, 2022
See accompanying notes.

INVESTMENT COMPANIES - 1 .50 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .13%
SPDR S&P Global Natural Resources ETF 3,873 $ 243
Money Market Funds - 1 .37%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.23%
(a)
2,570,954 2,571
TOTAL INVESTMENT COMPANIES $ 2,814
PRIVATE INVESTMENT FUNDS - 52 .68 % Shares Held Value (000's)
Agriculture - 18 .85%
Ceres Farmland Holdings, LP
(b)
N/A $ 8,653
Hancock Timberland and Farmland Fund, LP
(b)
N/A 12,622
UBS AgriVest Farmland Fund
(b)
N/A 14,171
$ 35,446
Diversified Financial Services - 2 .23%
Sound Point CLO Fund, LP
(b),(c)
N/A 4,202
Energy - Alternate Sources - 7 .34%
ACIP Parallel Fund A, LP
(b)
N/A 1,932
Brookfield Super-Core Infrastructure Partners
Fund, LP
(b)
N/A 5,129
CBRE Caledon Global Infrastructure Fund
(International), LP
(b)
N/A 6,735
$ 13,796
Private Equity - 3 .39%
GDIF US Hedged Feeder Fund, LP
(b)
N/A 6,381
Real Estate - 10 .72%
Brookfield Senior Mezzanine Real Estate Finance
Fund, LP
(b),(c)
N/A 5,000
PGIM Real Estate US Debt Fund, LP
(b)
N/A 5,194
UBS Trumbull Property Growth & Income Fund
(b)
N/A 9,971
$ 20,165
REITs - 10 .15%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b)
N/A 19,080
TOTAL PRIVATE INVESTMENT FUNDS $ 99,070
COMMON STOCKS - 38 .58 % Shares Held Value (000's)
Agriculture - 0 .25%
Archer-Daniels-Midland Co 1,820 $ 164
Bunge Ltd 1,366 152
Darling Ingredients Inc
(c)
1,965 158
$ 474
Biotechnology - 0 .08%
Corteva Inc 2,741 158
Building Materials - 0 .19%
Fortune Brands Home & Security Inc 1,598 119
Geberit AG 244 150
Masco Corp 1,585 81
$ 350
Chemicals - 0 .74%
CF Industries Holdings Inc 1,760 181
Diversey Holdings Ltd
(c)
4,457 34
Ecolab Inc 1,042 184
FMC Corp 1,216 160
ICL Group Ltd 12,572 149
Mosaic Co/The 2,724 181
Nutrien Ltd 1,662 172
Sociedad Quimica y Minera de Chile SA ADR 2,151 184
Yara International ASA 2,794 140
$ 1,385
Commercial Services - 1 .00%
Atlas Arteria Ltd 178,684 870
CCR SA 113,100 326
Transurban Group 68,139 688
$ 1,884
Consumer Products - 0 .07%
Avery Dennison Corp 809 141
Distribution & Wholesale - 0 .08%
Core & Main Inc
(c)
6,498 157
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0 .04%
RAM Essential Services Property Fund 106,090 $ 74
Electric - 5 .37%
Brookfield Renewable Corp 14,654 642
Clearway Energy Inc - Class C 23,642 863
Constellation Energy Corp 8,923 502
CPFL Energia SA 87,500 593
EDP - Energias de Portugal SA 113,050 556
Emera Inc 8,594 426
Entergy Corp 5,609 655
FirstEnergy Corp 15,376 705
Iberdrola SA 85,195 931
National Grid PLC 69,605 1,070
NextEra Energy Inc 2,130 180
Public Service Enterprise Group Inc 13,848 969
Red Electrica Corp SA 20,874 429
Southern Co/The 7,829 568
SSE PLC 43,886 1,003
$ 10,092
Electronics - 0 .07%
Badger Meter Inc 1,251 125
Energy - Alternate Sources - 0 .81%
NextEra Energy Partners LP 9,296 775
Sunnova Energy International Inc
(c)
32,143 741
$ 1,516
Engineering & Construction - 1 .33%
AECOM 3,724 286
Aena SME SA
(c),(d)
2,852 475
Ferrovial SA 14,001 372
Grupo Aeroportuario del Pacifico SAB de CV 34,100 550
Grupo Aeroportuario del Sureste SAB de CV 12,185 271
Stantec Inc 3,317 166
Vinci SA 3,726 381
$ 2,501
Environmental Control - 0 .81%
China Water Affairs Group Ltd 210,000 229
Evoqua Water Technologies Corp
(c)
4,083 192
Kurita Water Industries Ltd 6,500 240
METAWATER Co Ltd 7,400 121
Montrose Environmental Group Inc
(c)
963 51
Pentair PLC 6,775 367
Tetra Tech Inc 1,910 315
$ 1,515
Food - 0 .16%
Ingredion Inc 1,601 140
Wilmar International Ltd 44,200 153
$ 293
Forest Products & Paper - 0 .68%
International Paper Co 3,265 151
Mondi PLC 6,738 131
Nine Dragons Paper Holdings Ltd 149,000 129
Smurfit Kappa Group PLC 2,839 126
Stora Enso Oyj 7,395 145
Suzano SA ADR 13,326 155
Svenska Cellulosa AB SCA 8,637 168
Sylvamo Corp
(c)
4,087 136
UPM-Kymmene Oyj 4,083 133
$ 1,274
Gas - 0 .73%
Enagas SA 21,981 488
Snam SpA 153,586 886
$ 1,374
Healthcare - Products - 0 .27%
Danaher Corp 1,725 506
Holding Companies - Diversified - 0 .07%
Sustainable Development Acquisition I Corp
(c)
12,792 125
Sustainable Development Acquisition I Corp -
Warrants
(c)
8,311 3
$ 128

Schedule of Investments
Principal Diversified Select Real Asset Fund
March 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0 .10%
DR Horton Inc 1,784 $ 133
Persimmon PLC 2,222 62
$ 195
Housewares - 0 .07%
Scotts Miracle-Gro Co/The 1,017 125
Iron & Steel - 0 .48%
ArcelorMittal SA 4,583 147
Fortescue Metals Group Ltd 10,819 166
Nippon Steel Corp 7,800 138
Novolipetsk Steel PJSC 3,680 —
Nucor Corp 1,086 161
POSCO Holdings Inc 600 144
Severstal PAO 4,878 —
Vale SA ADR 7,722 154
$ 910
Lodging - 0 .05%
Travel + Leisure Co 1,673 97
Machinery - Diversified - 0 .74%
Georg Fischer AG 243 290
IDEX Corp 1,051 202
Lindsay Corp 1,078 169
Mueller Water Products Inc - Class A 9,937 128
Xylem Inc/NY 3,398 290
Zurn Water Solutions Corp 8,944 317
$ 1,396
Metal Fabrication & Hardware - 0 .19%
Advanced Drainage Systems Inc 3,087 367
Mining - 1 .41%
Agnico Eagle Mines Ltd 2,818 172
Anglo American PLC 2,784 145
Antofagasta PLC 6,985 152
Barrick Gold Corp 6,324 155
BHP Group Ltd 4,217 162
First Quantum Minerals Ltd 4,872 169
Franco-Nevada Corp 967 154
Freeport-McMoRan Inc 3,042 151
Glencore PLC
(c)
24,065 157
Newcrest Mining Ltd 7,653 155
Newmont Corp 2,157 171
Norsk Hydro ASA 15,024 146
Polyus PJSC 815 —
Rio Tinto Ltd 1,666 149
South32 Ltd 40,902 155
Southern Copper Corp 2,057 156
Sumitomo Metal Mining Co Ltd 2,900 147
Wheaton Precious Metals Corp 3,251 155
$ 2,651
Oil & Gas - 1 .89%
BP PLC 29,235 143
Canadian Natural Resources Ltd 2,558 158
Chevron Corp 992 162
ConocoPhillips 1,506 151
Ecopetrol SA ADR 8,829 164
Eni SpA 9,187 134
EOG Resources Inc 1,243 148
Equinor ASA 4,509 168
Exxon Mobil Corp 1,822 151
Hess Corp 1,414 151
LUKOIL PJSC ADR 820 —
Marathon Petroleum Corp 1,835 157
Neste Oyj 3,602 164
Novatek PJSC 482 —
Occidental Petroleum Corp 3,266 185
Petroleo Brasileiro SA ADR 9,991 148
Phillips 66 1,696 147
Pioneer Natural Resources Co 597 149
Reliance Industries Ltd
(d)
2,263 155
Repsol SA 10,930 143
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Rosneft Oil Co PJSC 13,576 $ —
Shell PLC 5,397 148
Suncor Energy Inc 4,672 152
Tatneft PJSC ADR 2,773 —
TotalEnergies SE 2,783 141
Valero Energy Corp 1,711 174
Woodside Petroleum Ltd 6,894 166
$ 3,559
Oil & Gas Services - 0 .27%
Aris Water Solution Inc 11,198 204
Halliburton Co 4,258 161
Schlumberger NV 3,639 150
$ 515
Packaging & Containers - 0 .46%
Amcor PLC 12,239 139
DS Smith PLC 30,758 129
Packaging Corp of America 968 151
Sealed Air Corp 2,121 142
SIG Combibloc Group AG
(c)
6,320 159
Westrock Co 3,144 148
$ 868
Pipelines - 8 .65%
APA Group 89,628 712
Cheniere Energy Inc 15,122 2,097
DCP Midstream LP 32,912 1,105
Enbridge Inc 14,013 645
Energy Transfer LP 46,071 516
Enterprise Products Partners LP 18,452 476
Gibson Energy Inc 24,732 495
Hess Midstream LP 25,784 773
MPLX LP 34,348 1,140
ONEOK Inc 15,557 1,099
Pembina Pipeline Corp 23,264 874
Plains All American Pipeline LP 66,553 716
Targa Resources Corp 33,888 2,558
TC Energy Corp 3,889 219
Western Midstream Partners LP 44,823 1,130
Williams Cos Inc/The 51,103 1,707
$ 16,262
Private Equity - 0 .16%
Capitaland Investment Ltd/Singapore
(c)
59,700 175
Centuria Capital Group 55,092 117
$ 292
Real Estate - 1 .39%
Castellum AB 4,690 116
ESR Kendall Square REIT Co Ltd 18,759 108
Fabege AB 5,752 85
Hongkong Land Holdings Ltd 38,300 187
Midea Real Estate Holding Ltd
(d)
26,000 52
Mitsubishi Estate Co Ltd 15,000 223
Mitsui Fudosan Co Ltd 17,400 372
New World Development Co Ltd 52,750 214
Qualitas Ltd
(c)
73,460 125
Samhallsbyggnadsbolaget i Norden AB 32,900 147
Sun Hung Kai Properties Ltd 18,000 214
Vonovia SE 13,504 630
Wihlborgs Fastigheter AB 5,302 111
Zhongliang Holdings Group Co Ltd 98,500 27
$ 2,611
REITs - 8 .04%
Activia Properties Inc 31 108
Agree Realty Corp 1,430 95
AIMS APAC REIT 48,200 49
Alexandria Real Estate Equities Inc 378 76
Allied Properties Real Estate Investment Trust 4,300 160
American Homes 4 Rent 7,789 312
American Tower Corp 388 97
Apartment Income REIT Corp 1,881 101

Schedule of Investments
Principal Diversified Select Real Asset Fund
March 31, 2022
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Arena REIT 18,291 $ 67
AvalonBay Communities Inc 414 103
Big Yellow Group PLC 17,793 359
Broadstone Net Lease Inc 4,833 105
CapitaLand Integrated Commercial Trust 79,033 131
Centuria Industrial REIT 41,395 118
Centuria Office REIT 24,576 40
CFE Capital S de RL de CV 131,400 172
Charter Hall Group 3,042 37
CRE Logistics REIT Inc 55 93
Crown Castle International Corp 3,575 660
CubeSmart 7,300 380
Daiwa House REIT Investment Corp 92 248
Daiwa Office Investment Corp 15 93
Dexus 25,510 208
Digital Core REIT Management Pte Ltd
(c)
177,218 196
Dream Industrial Real Estate Investment Trust 27,000 349
Equinix Inc 286 212
ESR-REIT 251,188 80
Essex Property Trust Inc 196 68
First Industrial Realty Trust Inc 3,200 198
Gecina SA 1,007 127
Goodman Group 6,745 115
Healthcare Trust of America Inc 5,486 172
HealthCo REIT 11,326 16
Independence Realty Trust Inc 17,619 466
Industrial & Infrastructure Fund Investment Corp 60 91
Industrial Logistics Properties Trust 11,461 260
Ingenia Communities Group 19,978 75
Inmobiliaria Colonial Socimi SA 13,226 121
InvenTrust Properties Corp 6,200 191
Invitation Homes Inc 14,223 571
Irongate Group 72,388 103
Japan Metropolitan Fund Invest 27 23
Klepierre SA 3,716 99
Lendlease Global Commercial - Rights
(c)
24,824 1
Lendlease Global Commercial REIT 85,600 49
Life Science Reit PLC
(c)
102,469 135
Medical Properties Trust Inc 12,837 271
Merlin Properties Socimi SA 18,214 213
MGM Growth Properties LLC 9,443 365
Minto Apartment Real Estate Investment Trust
(d)
2,300 39
Mitsubishi Estate Logistics REIT Investment
Corp
(c)
25 97
National Storage Affiliates Trust 4,400 276
Nexus Industrial REIT 24,200 247
NSI NV 6,236 274
Park Hotels & Resorts Inc 10,634 208
Plymouth Industrial REIT Inc 6,414 174
Prologis Inc 4,929 796
Rexford Industrial Realty Inc 3,141 234
Sabra Health Care REIT Inc 19,632 292
Saul Centers Inc 3,248 171
Segro PLC 27,968 492
Sekisui House Reit Inc 351 232
SF Real Estate Investment Trust 302,000 125
STORE Capital Corp 4,945 145
Summit Industrial Income REIT 19,830 349
Sun Communities Inc 3,489 612
Sunstone Hotel Investors Inc
(c)
13,550 160
UNITE Group PLC/The 6,901 105
Ventas Inc 11,524 712
VICI Properties Inc 18,190 518
Welltower Inc 2,434 234
Weyerhaeuser Co 6,498 247
$ 15,118
Telecommunications - 0 .03%
Eutelsat Communications SA 5,123 56
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 0 .34%
Getlink SE 36,008 $ 648
Water - 1 .56%
American Water Works Co Inc 4,687 776
Essential Utilities Inc 11,684 598
Grupo Rotoplas SAB de CV
(c)
74,880 95
Middlesex Water Co 814 86
Pennon Group PLC 9,165 129
SJW Group 1,845 128
United Utilities Group PLC 28,311 417
Veolia Environnement SA 20,127 645
York Water Co/The 1,403 63
$ 2,937
TOTAL COMMON STOCKS $ 72,554
CONVERTIBLE PREFERRED STOCKS
- 0 .05 % Shares Held Value (000's)
REITs - 0 .05%
RPT Realty 7.25%
(e)
1,650 $ 98
TOTAL CONVERTIBLE PREFERRED STOCKS $ 98
BONDS - 7 .12%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 7 .12%
BANK 2018-BNK13
3.00%, 08/15/2061
(d)
$ 2,000 $ 1,565
BANK 2019-BNK22
1.50%, 11/15/2062
(d),(f),(g)
2,000 171
1.96%, 11/15/2062
(d),(g)
1,000 634
Benchmark 2018-B3 Mortgage Trust
3.04%, 04/10/2051
(d),(g)
500 425
Benchmark 2018-B6 Mortgage Trust
3.11%, 10/10/2051
(d),(g)
1,000 837
Benchmark 2019-B11 Mortgage Trust
3.00%, 05/15/2052
(d)
310 256
Benchmark 2019-B13 Mortgage Trust
1.00%, 08/15/2057
(d),(f),(g)
1,750 102
3.00%, 08/15/2057
(d)
1,750 1,091
Benchmark 2020-B20 Mortgage Trust
1.55%, 10/15/2053
(d),(f),(g)
3,250 346
Benchmark 2020-B21 Mortgage Trust
1.46%, 12/17/2053
(f),(g)
8,982 847
Benchmark 2021-B28 Mortgage Trust
1.38%, 08/15/2054
(d),(f),(g)
4,000 424
Benchmark 2021-B29 Mortgage Trust
2.00%, 09/15/2054
(d)
1,000 755
CAMB Commercial Mortgage Trust 2019-LIFE
1.47%, 12/15/2037
(d)
220 219
1.00 x 1 Month USD LIBOR + 1.07%
Citigroup Commercial Mortgage Trust 2018-C6
5.07%, 11/10/2051
(g)
1,000 1,021
Citigroup Commercial Mortgage Trust
2019-GC41
3.00%, 08/10/2056
(d)
1,400 858
Freddie Mac Multifamily Structured Pass
Through Certificates
1.51%, 01/25/2027
(f),(g)
11,976 722
2.45%, 03/25/2049
(f),(g)
6,890 812
GS Mortgage Securities Trust 2013-GCJ14
4.73%, 08/10/2046
(d),(g)
539 515
GS Mortgage Securities Trust 2019-GC40
1.16%, 07/10/2052
(d),(f),(g)
9,860 763
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(d),(f),(g)
3,246 202

Schedule of Investments
Principal Diversified Select Real Asset Fund
March 31, 2022
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.53%, 10/15/2048
(d),(g)
$ 1,000 $ 827
$ 13,392
TOTAL BONDS $ 13,392
Total Investments $ 187,928
Other Assets and Liabilities -  0.07% 134
TOTAL NET ASSETS - 100.00% $ 188,062
(a) Current yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-schedule for additional information.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,711 or 5.70% of net assets.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security is an Interest Only Strip.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 36 .17%
Consumer, Non-cyclical 20 .68%
Energy 18 .96%
Utilities 7 .66%
Mortgage Securities 7 .12%
Industrial 4 .13%
Basic Materials 3 .31%
Money Market Funds 1 .37%
Consumer, Cyclical 0 .30%
Investment Companies 0 .13%
Diversified 0 .07%
Communications 0 .03%
Other Assets and Liabilities
0 .07%
TOTAL NET ASSETS
100.00%
Private Investment Funds
Security Name Acquisition Date Cost Value
Redemption
Notice (days)
Percent of
Net Assets
ACIP Parallel Fund A, LP
(a)
11/15/2021 - 03/08/2022 $ 1,961 $ 1,932 N/A 1.03%
Brookfield Senior Mezzanine Real Estate Finance Fund, LP
(b)
03/31/2022 5,000 5,000 90 2.66%
Brookfield Super-Core Infrastructure Partners Fund, LP
(c)
07/01/2021 5,000 5,129 N/A 2.73%
BTG Pactual Open Ended Core US Timberland Fund, LP
(d)
07/01/2019 - 12/30/2021 17,142 19,080 90 10.15%
CBRE Caledon Global Infrastructure Fund (International),
LP
(e)
07/16/2021 6,121 6,735 N/A 3.58%
Ceres Farmland Holdings, LP
(f)
11/06/2019, 02/05/2021 7,000 8,653 N/A 4.60%
GDIF US Hedged Feeder Fund, LP
(g)
04/23/2021 - 10/13/2021 6,290 6,381 N/A 3.39%
Hancock Timberland and Farmland Fund, LP
(h)
08/12/2020 - 12/17/2021 12,003 12,622 N/A 6.71%
PGIM Real Estate US Debt Fund, LP
(i)
04/30/2021, 06/30/2021 5,178 5,194 N/A 2.76%
Sound Point CLO Fund, LP
(j)
08/06/2019 4,000 4,202 60 2.23%
UBS AgriVest Farmland Fund
(k)
07/01/2020 - 06/30/2021 13,054 14,171 60 7.54%
UBS Trumbull Property Growth & Income Fund
(l)
07/01/2020 - 12/30/2021 7,632 9,971 60 5.30%
Total $ 99,070 52.68%
The private investment funds listed in the table do not include any unfunded commitments.
Amounts in thousands.
(a) This closed-end fund focuses on the Climate Infrastructure sector which includes value-add renewable energy, resource and energy efficiency, transmission and smart grids, vehicle electrification, and energy storage and microgrids. The fund has a life term of 10 years during which, redemptions are not permitted.
(b) The fund was established as an open-end senior real estate debt fund focused on providing primarily floating rate financing secured by commercial property primarily located in the U.S. Redemptions are subject to a two-year holding period from the acquisition date.
(c) This open-end fund will invest in high-quality, core infrastructure assets principally throughout North America, Europe and Australia with a focus on current yield, diversification and inflation protection. Specifically, the fund will focus on regulated or contracted assets in the utilities, energy, power and transportation sector where
Brookfield has established operating expertise. Of those sectors, utilities will be a significant focus and transportation would be a much smaller allocation in the portfolio given its more cyclical nature. Redemptions are subject to a three-year holding period from the acquisition date.
(d) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues. Redemptions are subject to a two-year holding period from the acquisition date.
(e) The fund will seek to invest in a global, diversified portfolio of high-quality core and core-plus mid-market infrastructure investments with stable returns, inflation protection, low volatility, predictable yield and a low correlation with other asset classes through an open-end structure. Redemptions are subject to a three-year holding period from the acquisition date.
(f) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the
Midwestern United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(g) This feeder fund offers hedging to protect against currency movements in the Global Diversified Infrastructure Fund which invests in diversified infrastructure investments. Redemptions are subject to a three-year holding period from the acquisition date.
(h) This open-end fund blends the two asset classes of timberland and farmland. The geographic focus will be in the U.S., Canada, Australia, New Zealand, Chile, Brazil,
Uruguay, and Western Europe. Agriculture investments will be diversified among row crops (corn, soy, wheat, etc.), permanent crops (vines/trees), and commodity crops
(cotton, lettuce, strawberries, etc.). Redemptions are subject to a three-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice given by April 30th of that year.

Schedule of Investments
Principal Diversified Select Real Asset Fund
March 31, 2022
See accompanying notes.

(i) This fund is comprised of loans with strong fundamentals and focused on income return. Redemptions are available if inflows of capital offset the requested redemption amount and if liquidity is sufficient.
(j) The fund was organized for the purpose of trading and investing in residual tranches and other notes issued by and with respect to collateralized loan obligations.
Redemptions are subject to a one-year holding period from the acquisition date.
(k) This open-end fund invests primarily in U.S. farmland. It is a well-diversified portfolio across many regions of the country and diversified across row crops, vegetable crops, and permanent crops. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.
(l) This open-end, commingled private real estate portfolio combines value-add properties with capital appreciation potential and more stable income-generating properties. Properties in the portfolio typically start as development, renovation, repositioning, or lease-up stage investments, and transition toward stabilized assets.
Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.

Glossary to the Schedule of Investments
March 31, 2022
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.

Financial Highlights
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL DIVERSIFIED SELECT REAL ASSET FUND
Class A shares
March 31, 2022 $ 26.27 $ 0.33 $ 3.34 $ 3.67 ( $ 0.37) ( $ 1.48) $ – ( $ 1.85) $ 28.09
March 31, 2021 19.35 0.49 7.18 7.67 (0.52) (0.23) – (0.75) 26.27
March 31, 2020(g) 25.00 0.36 (5.61) (5.25) (0.35) – (0.05) (0.40) 19.35
Class Y shares
March 31, 2022 26.42 0.47 3.36 3.83 (0.42) (1.52) – (1.94) 28.31
March 31, 2021 19.39 0.62 7.20 7.82 (0.55) (0.24) – (0.79) 26.42
March 31, 2020(g) 25.00 0.47 (5.64) (5.17) (0.39) – (0.05) (0.44) 19.39
Institutional shares
March 31, 2022 26.33 0.42 3.33 3.75 (0.41) (1.52) – (1.93) 28.15
March 31, 2021 19.36 0.56 7.20 7.76 (0.55) (0.24) – (0.79) 26.33
March 31, 2020(g) 25.00 0.41 (5.61) (5.20) (0.39) – (0.05) (0.44) 19.36

See accompanying notes.

Financial Highlights (Continued)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12.58% (c),(d),(e) $ 372 1.91% (f) 1.88% (f) 1.19% 45.4%
39.63 (c),(d) 276 1.67 (f) N/A 2.11 56.0
(21.27) (d),(h) 197 1.94 (f),( i ) N/A 1.87 ( i ) 56.8 ( i )
13.13 (c),(e) 187,063 1.41 (f) 1.38 (f) 1.69 45.4
40.36 (c) 162,855 1.17 (f) N/A 2.61 56.0
(20.98) (h) 98,501 1.43 (f),( i ) N/A 2.47 ( i ) 56.8 ( i )
12.93 (c),(e) 627 1.6 3 (f) 1.60 (f) 1.54 45.4
40.06 (c) 277 1.37 (f) N/A 2.41 56.0
(21.10) (h) 197 1.64 (f),( i ) N/A 2.17 ( i ) 56.8 ( i )
(a) Calculated based on average shares outstanding during the period.
(b) Excludes interest expense and commitment fees charged on borrowings. See "Operating Policies" in notes to financial statements.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total returns calculated using the reported net asset values as of March 31, 2022 are 14.32% 14.86% and 14.62% for Class A, Class Y and Institutional,
respectively.
(f) Reflects Manager's contractual expense limit.
(g) Period from June 25, 2019, date operations commenced, through March 31, 2020.
(h) Total return amounts have not been annualized.
( i ) Computed on an annualized basis.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of
Principal Diversified Select Real Asset Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Principal Diversified Select Real Asset Fund (the “Fund”), including the schedule of investments, as of March 31, 2022, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from June 25, 2019, date operations commenced, through March 31, 2020, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at March 31, 2022, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from June
25, 2019, date operations commenced, through March 31, 2020, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian, transfer agent, investment manager of the private investment funds and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
May 20, 2022

Shareholder Expense Example
Principal Diversified Select Real Asset Fund
March 31, 2022 (unaudited)

As a shareholder of Principal Diversified Select Real Asset Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. In addition to the expenses the Fund bears directly, the Fund may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the Fund invests. This Example is intended to help you understand your ongoing costs (in dollars)
of investing in Principal Diversified Select Real Asset Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2021 to
March 31, 2022 , unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Additional account fees may apply to certain types of investment products which are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
October 1, 2021
Ending Account
Value
March 31, 2022
Expenses Paid
During Period
October 1,
2021 to March
31, 2022
(a)
Beginning
Account Value
October 1, 2021
Ending Account
Value
March 31, 2022
Expenses Paid
During Period
October 1,
2021 to March
31, 2022
(a)
Annualized
Expense
Ratio
Principal Diversified Select Real Asset Fund
Class A $ 1,000.00 $ 1,059.11 $ 10.32 $ 1,000.00 $ 1,014.91 $ 10.10 2.01%
Class Y 1,000.00 1,061.48 7.76 1,000.00 1,017.40 7.59 1.51
Institutional 1,000.00 1,060.53 8.78 1,000.00 1,016.40 8.60 1.71
Principal Diversified Select Real Asset Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,059.11 10.16 1,000.00 1,015.06 9.95 1.98
Class Y 1,000.00 1,061.48 7.61 1,000.00 1,017.55 7.44 1.48
Institutional 1,000.00 1,060.53 8.63 1,000.00 1,016.55 8.45 1.68
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Principal Diversified Select Real Asset Fund
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, Principal Diversified Select Real Asset Fund made distributions for the months of December 2021 and
March 2022 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Fund will not be available until the end of the Fund’s fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
December 2021
Fund Net Income Realized Gain Capital Sources
Principal Diversified Select Real Asset Fund 0.00% 100.00% 0.00%
March 2022
Fund Net Income Realized Gain Capital Sources
Principal Diversified Select Real Asset Fund 0.00% 100.00% 0.00%

FUND BOARD OF TRUSTEES AND OFFICERS
The Board of Trustees (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of
1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Board of the following investment companies sponsored by Principal Life Insurance Company: Principal Funds, Inc., Principal Variable
Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are shown below as
“Interested Board Members”. Board Members who are not Interested Board Members are shown below as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of stockholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14,
2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion.
Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Leroy T. Barnes, Jr.
Board Member since 2012
Member, Audit Committee
1951
Retired 127 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 127 None
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Chair, 15(c) Committee
1951
Interim CEO, MAM USA: February 2020 to
October 2020
127 MAM USA
Victor Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
127 Formerly, Montgomery Street Income
Securities Inc.
Padelford (“Padel”) L. Lattimer
Board Member since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 127 None
Karen (“Karrie”) McMillan
Board Member since 2014
Chair, Operations Committee
Member, 15(c) Committee
1961
Founder/Owner, Tyche Consulting LLC
Formerly, Managing Director, Patomak Global
Partners, LLC
127 None

INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines,
IA 50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of
Portfolios
in Fund Complex
Overseen by Board
Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 127 SpartanNash; Formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Board Member since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte
Consulting, Inc.
127 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Timothy M. Dunbar
Chair and Board Member since 2019
Chair, Executive Committee
1957
President-Principal Global Asset Management
(“PGAM”), Principal Global Investors, LLC
(“PGI”) (2018-2021)
Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance Company
(“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
President – PGAM, PFSI and PLIC (2018-2020)
Director, Post Advisory Group, LLC (“Post”) (2018-
2020)
Chair and Executive Vice President, RobustWealth,
Inc. (2018-2020)
127 None
Patrick G. Halter
Board Member since 2017
Member, Executive Committee
1959
Chair, PGI since 2018
Chief Executive Officer and President, PGI and
Principal Real Estate Investors, LLC (“PREI”) since
2018
Chief Operating Officer, PGI (2017-2018)
Director, PGI (2003-2018)
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC since 2020
Chief Executive Officer and President, PLIC (2018-
2020)
Chair, Post (2017-2020)
Director, Post since 2017
Chair, PREI since 2004
Chief Executive Officer, PREI (2005-2018)
Chair, Spectrum Asset Management, Inc.
(“Spectrum”) since 2017
127 None

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
President-Principal Funds, PGI since 2019
Principal Executive Officer, OPC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Director, Principal Funds Distributor, Inc. (“PFD”)
since 2019
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, Principal Funds, PFSI, and PLIC (2019-
2020)
Director, Post since 2020
Director, PREI since 2020
Chair and Executive Vice President, Principal
Shareholder Services, Inc. (“PSS”) since 2019
Director, Spectrum since 2021
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President and Associate General Counsel, PGI
since 2016
Vice President and Associate General Counsel, PFSI
since 2013
Vice President and Associate General Counsel,
PLIC since 2013
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting, PLIC since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller (2016-2021)
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)

Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer - Funds (2018)
Deputy Chief Compliance Officer – Funds (2015-
2018)
Chief Compliance Officer – Funds, PGI since 2018
Deputy Chief Compliance Officer, PGI (2017-2018)
Vice President, PSS since 2015
Michael Scholten
Chief Financial Officer
Des Moines, IA 50392
1979
Chief Financial Officer – PFD since 2016
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury, PGI since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2015-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, Associate General Counsel, and
Assistant Secretary, PGI since 2021
Vice President, Associate General Counsel and
Secretary,
PGI (2020-2021)
PSI since 2021
PSS since 2021
Vice President, Associate General Counsel,
Governance Officer and Secretary, PREI since 2020
Vice President, Associate General Counsel,
Governance Officer, and Assistant Corporate
Secretary,
PGI (2018-2020)
PFSI since 2015
PLIC since 2015
PREI (2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary,
PFD since 2019
PSI (2019-2021)
PSS (2019-2021)
RobustWealth, Inc. since 2019
Secretary,
Post (2020-2021)
Spectrum (2020-2021)
Assistant Secretary,
Post since 2021
Spectrum since 2021
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund
Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund
Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to
1) issue stock, except as permitted by law; 2) recommend to the stockholders any action which requires stockholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The
Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://www.principalglobal.com/documentdownload/160950. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act;
and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an
Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The
Committee meets with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus and the Statement of Additional Information dated August 1, 2021 and as supplemented. These documents may be obtained free of charge by writing Principal Diversified Select Real Asset Fund, P.O. Box 219971,
Kansas City, MO 64121-9971 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/interval-funds.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
Securities and Exchange Commission website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC website at www.
sec.gov.

Federal Income Tax Information
Principal Diversified Select Real Asset Fund
March 31, 2022 (unaudited)

Long-Term Capital Gain Dividends. The Fund distributed long-term capital gain dividends during the fiscal year ended March 31, 2022 .
Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements. To the extent necessary to distribute such capital gains, the Fund may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the Fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2021:
Qualified Dividend Income (“QDI”). Certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The Fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2021:
Section 163(j) Interest Dividends. The Fund intends to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b). The Fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2021:
In early 2022, if applicable, shareholders of record received the above information on QDI, Foreign Tax Credit, and Section 199A for the
distribution paid to them by the Fund during the calendar year 2021 via Form 1099.
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the Form 1099-DIV you will receive from the Fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
DRD
Principal Diversified Select Real Asset Fund 35.67%
QDI
Principal Diversified Select Real Asset Fund 62.46%
163(j) Interest
Dividends
Principal Diversified Select Real Asset Fund
10.59%

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal
Diversified Select Real Asset Fund. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2022 Principal Financial Services, Inc. | INF100AR-02 | 03/2022 | 1571889

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

March 31, 2022 - $100,000
March 31, 2021 - $129,100

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-2. During the last two fiscal years, Ernst & Young has billed the following amounts for those services.

March 31, 2022 - $0
March 31, 2021 - $0

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

March 31, 2022 - $11,699
March 31, 2021 - $10,588

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

The Principal Funds
Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor.  This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Boards of Trustees of Principal Exchange-Traded Funds and any registered closed‑end management investment company that is operated as an interval fund and managed by Principal Global Investors, LLC
[1]
  (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.         The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds.  For the purposes of this policy, Prohibited Services are:

•

Services that are subject to audit procedure during a financial statement audit;
•

Services where the auditor would act on behalf of management;
•

Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•

Financial information systems design and implementation;
•

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•

Actuarial services;
•

Internal audit functions or human resources;
•

Broker or dealer, investment advisor, or investment banking services;
•

Legal services and expert services unrelated to the audit;
•

Tax planning services related to listed, confidential and aggressive transactions;
•

Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•

Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2.         (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:
Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service.  The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting.  The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence.  The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.         The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds.  Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4.         Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB.  The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor.  In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.         The Committee shall ensure that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period.  All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.

Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee.  Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC.  Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.

For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on March 10, 2020).

(End of policy)

(e) (2) Pre-Approval Waivers.
There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g)
The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

March 31, 2022 - $11,699
March 31, 2021 - $10,588

(h)
The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Below are copies of the Registrant’s proxy voting policies and procedures, which consist of the proxy voting policies and procedures of the Registrant’s adviser, Principal Global Investors, LLC (“PGI”), and its sub-advisers.

Proxy Voting Policies and Procedures For
Principal Funds, Inc.
Principal Variable Contracts
Funds, Inc.
Principal Exchange-Traded Funds
Principal Diversified Select Real Asset Fund (and other Principal interval funds)
(each a “Fund” and together “the Funds”)

(March 9, 2015)
Revised June 11, 2019

It is each Fund's policy to delegate authority to its advisor or sub-advisor, as appropriate, to vote proxy ballots relating to the Fund's portfolio securities in accordance with the adviser's or sub-adviser's voting policies and procedures.

The adviser or sub-adviser must provide, on a quarterly basis:

1.

Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the adviser or sub-adviser, were voted in a manner consistent with the adviser's or sub-adviser's voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an adviser or sub-adviser, the adviser or sub-adviser will identify any proxies the adviser or sub-adviser voted in a manner inconsistent with its policies and procedures. The adviser or sub-adviser shall list each vote, explain why the adviser or sub-adviser voted in a manner contrary to its policies and procedures, state whether the adviser or sub-adviser’s vote was consistent with the recommendation to the adviser or sub-adviser of a third-party and, if so, identify the third-party;
and

2.

Written notification of any material changes to the adviser's or sub-adviser's proxy voting policies and procedures made during the preceding calendar quarter.

The adviser or sub-adviser must provide, no later than July 31 of each year, the following information regarding each proxy vote cast during the 12-month period ended June 30 for each Fund portfolio or portion of Fund portfolio for which it serves as investment adviser, in a format acceptable to Fund management:

1.

Identification of the issuer of the
security;
2.

Exchange ticker symbol of the security;
3.

CUSIP number of the security;
4.

The date of the shareholder
meeting;
5.

A brief description of the subject of the
vote;
6.

Whether the proposal was put forward by the issuer or a
shareholder;
7.

Whether and how the vote was
cast; and
8.

Whether the vote was cast for or against management of the
issuer.

PRINCIPAL GLOBAL INVESTORS, LLC Principal Real Estate Investors, LLC
Proxy Voting and Class Action Monitoring

Introduction

Principal Global Investors1 (“PGI”) is an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940 (the “Advisers Act”).   As a registered investment adviser, PGI has a fiduciary duty to act in the best interests of its clients.  PGI recognizes that this duty requires it to vote client securities, for which it has voting power on the applicable record date, in a timely manner and make voting decisions that are in the best interests of its clients.  This document, Principal Global Investors’ Proxy Voting Policies and Procedures (the “Policy”) is intended to comply with the requirements of the Investment Advisers Act of 1940, the Investment Company Act of 1940 and the Employee Retirement Income Security Act of 1974 applicable to the voting of the proxies of both US and non-US issuers on behalf of PGI’s clients who have delegated such authority and discretion.

Effective January 1, 2021 Finisterre investment teams adopted the policies and procedures in the Adviser’s compliance manual except for the following proxy policies and procedures.  Finisterre investment teams will continue to follow previously adopted proxy policies and procedures until amended.  Please see attached Appendix to this manual for Finisterre specific proxy policies and procedures.

Relationship between Investment Strategy, ESG and Proxy Voting

PGI has a fiduciary duty to make investment decisions that are in its clients’ best interests by maximizing the value of their shares.  Proxy voting is an important part of this process through which PGI can support strong corporate governance structures, shareholder rights and transparency.  PGI also believes a company’s positive environmental, social and governance (“ESG”) practices may influence the value of the company, leading to long-term shareholder value.  PGI may take these factors into considerations when voting proxies in its effort to seek the best outcome for its clients.  PGI believes that the integration of consideration of ESG practices in PGI’s investment process helps identify sources of risk that could erode the long-term investment results it seeks on behalf of its clients.   From time to time, PGI may work with various ESG-related organizations to engage issuers or advocate for greater levels of disclosure.

Roles and Responsibilities

Role of the Proxy Voting Committee

PGI’s Proxy Voting Committee (the “Proxy Voting Committee”) shall (i) oversee the voting of proxies and the Proxy Advisory Firm, (ii) where necessary, make determinations as to how to instruct the vote on certain specific proxies, (iii) verify ongoing compliance with the Policy, (iv) review the business practices of the Proxy Advisory Firm and (v) evaluate, maintain, and review the Policy on an annual basis.  The Proxy Voting Committee is comprised of representatives of each investment team and a representative from PGI Risk, Legal, Operations, and Compliance will be available to advise the Proxy Voting Committee but are non-voting members. The Proxy Voting Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Policy and may designate personnel to instruct the vote on proxies on behalf the PGI’s clients (collectively, “Authorized Persons”).

The Proxy Voting Committee shall meet at least four times per year, and as necessary to address special situations.

Role of Portfolio Management

While the Proxy Voting Committee establishes the Guidelines and Procedures, the Proxy Voting Committee does not direct votes for any client except in certain cases where a conflict of interest exists.  Each investment team is responsible for determining how to vote proxies for those securities held in the portfolios their team manages. While investment teams generally vote consistently with the Guidelines, there may be instances where their vote deviates from the Guidelines. In those circumstances, the investment team will work within the Exception Process. In some instances, the same security may be held by more than one investment team. In these cases, PGI may vote differently on the same matter for different accounts as determined by each investment team.

Proxy Voting Guidelines

The Proxy Voting Committee, on an annual basis, or more frequently as needed, will direct each investment team to review draft proxy voting guidelines recommended by the Proxy Advisory Firm (“Draft Guidelines”).  The Proxy Voting Committee will collect the reviews of the Draft Guidelines to determine whether any investment teams have positions on issues that deviate from the Draft Guidelines.  Based on this review, PGI will adopt proxy voting guidelines.  Where an investment team has a position which deviates from the Draft Guidelines, an alternative set of guidelines for that investment team may be created. Collectively, these guidelines will constitute PGI’s current Proxy Voting Guidelines and may change from time to time (the “Guidelines”).  The Proxy Voting Committee has the obligation to determine that, in general, voting proxies pursuant to the Guidelines is in the best interests of clients.  Exhibit A to the Policy sets forth the current Guidelines.

There may be instances where proxy votes will not be in accordance with the Guidelines.  Clients may instruct PGI to utilize a different set of guidelines, request specific deviations, or directly assume responsibility for the voting of proxies.  In addition, PGI may deviate from the Guidelines on an exception basis if the investment team or PGI has determined that it is the best interest of clients in a particular strategy to do so, or where the Guidelines do not direct a particular response and instead list relevant factors.  Any such a deviation will comply with the Exception Process which shall include a written record setting out the rationale for the deviation.

The subject of the proxy vote may not be covered in the Guidelines.  In situations where the Guidelines do not provide a position, PGI will consider the relevant facts and circumstances of a particular vote and then vote in a manner PGI believes to be in the clients’ bests interests.  In such circumstance, the analysis will be documented in writing and periodically presented to the Proxy Voting Committee.  To the extent that the Guidelines do not cover potential voting issues, PGI may consider the spirit of the Guidelines and instruct the vote on such issues in a manner that PGI believes would be in the best interests of the client.

Use of Proxy Advisory Firms

PGI has retained one or more third-party proxy service provider(s) (the “Proxy Advisory Firm”) to provide recommendations for proxy voting guidelines, information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals, operationally process votes in accordance with the Guidelines on behalf of the clients for whom PGI has proxy voting responsibility, and provide reports concerning the proxies voted (“Proxy Voting Services”). Although PGI has retained the Proxy Advisory Firm for Proxy Voting Services, PGI remains responsible for proxy voting decisions. PGI has designed the Policy to oversee and evaluate the Proxy Advisory Firm, including with respect to the matters described below, to support the PGI’s voting in accordance with this Policy.

Oversight of Proxy Advisory Firms

Prior to the selection of any new Proxy Advisory Firm and annually thereafter or more frequently if deemed necessary by PGI, the Proxy Voting Committee will consider whether the Proxy Advisory Firm: (a) has the capacity and competency to adequately analyze proxy issues and provide the Proxy Voting Services the Proxy Advisory Firm has been engaged to provide and (b) can make its recommendations in an impartial manner, in consideration of the best interests of PGI’s clients, and consistent with the PGI’s voting policies.  Such considerations may include, depending on the Proxy Voting Services provided, the following: (i) periodic sampling of votes pre-populated by the Proxy Advisory Firm’s systems as well as votes cast by the Proxy Advisory Firm to review that the Guidelines adopted by PGI are being followed; (ii) onsite visits to the Proxy Advisory Firm office and/or discussions with the Proxy Advisory Firm to determine whether the Proxy Advisory Firm continues to have the capacity and competency to carry out its proxy obligations to PGI; (iii) a review of those aspects of the Proxy Advisory Firm’s policies, procedures, and methodologies for formulating voting recommendations that PGI consider material to Proxy Voting Services provided to PGI, including factors considered, with a particular focus on those relating to identifying, addressing and disclosing potential conflicts of interest (including potential conflicts related to the provision of Proxy Voting Services, activities other than Proxy Voting Services, and those presented by affiliation such as a controlling shareholder of the Proxy Advisory Firm) and monitoring that materially current, accurate, and complete information is used in creating recommendations and research; (iv) requiring the Proxy Advisory Firm to notify PGI if there is a substantive change in the Proxy Advisory Firm’s policies and procedures or otherwise to business practices, including with respect to conflicts, information gathering and creating voting recommendations and research, and reviewing any such change(s); (v) a review of how and when the Proxy Advisory Firm engages with, and receives and incorporates input from, issuers, the Proxy Advisory Firm’s clients and other third-party information sources; (vi) assessing how the Proxy Advisory Firm considers factors unique to a specific issuer or proposal when evaluating a matter subject to a shareholder vote; (vii) in case of an error made by the Proxy Advisory Firm, discussing the error with the Proxy Advisory Firm and determining whether appropriate corrective and preventive action is being taken; and (viii) assessing whether the Proxy Advisory Firm appropriately updates its methodologies, guidelines, and voting recommendations on an ongoing basis and incorporates input from issuers and Proxy Advisory Firm clients in the update process. In evaluating the Proxy Advisory Firm, PGI may also consider the adequacy and quality of the Proxy Advisory Firm’s staffing, personnel, and/or technology.

Procedures for Voting Proxies

To increase the efficiency of the voting process, PGI utilizes the Proxy Advisory Firm to act as its voting agent for its clients’ holdings.  Issuers initially send proxy information to the clients’ custodians. PGI instructs these custodians to direct proxy related materials to the Proxy Advisory Firm. The Proxy Advisory Firm provides PGI with research related to each resolution.

PGI analyzes relevant proxy materials on behalf of their clients and seek to instruct the vote (or refrain from voting) proxies in accordance with the Guidelines.  A client may direct PGI to vote for such client’s account differently than what would occur in applying the Policy and the Guidelines.  PGI may also agree to follow a client’s individualized proxy voting guidelines or otherwise agree with a client on particular voting considerations.

PGI seeks to vote (or refrain from voting) proxies for its clients in a manner that PGI determines is in the best interests of its clients, which may include both considering both the effect on the value of the client’s investments and ESG factors.  In some cases, PGI may determine that it is in the best interests of clients to refrain from exercising the clients’ proxy voting rights.  PGI may determine that voting is not in the best interests of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of PGI, exceed the expected benefits of voting to the client.

Procedures for Proxy Issues within the Guidelines

Where the Guidelines address the proxy matter being voted on, the Proxy Advisor Firm will generally process all proxy votes in accordance with the Guidelines.  The applicable investment team may provide instructions to vote contrary to the Guidelines in their discretion and with sufficient rationale documented in writing to seek to maximize the value of the client’s investments or is otherwise in the client’s best interest. This rationale will be submitted to PGI Compliance to approve and once approved administered by PGI Operations.   This process will follow the Exception Process. The Proxy Voting Committee will receive and review a quarterly report summarizing all proxy votes for securities for which PGI exercises voting authority. In certain cases, a client may have elected to have PGI administer a custom policy which is unique to the Client. If PGI is also responsible for the administration of such a policy, in general, except for the specific policy differences, the procedures documented here will also be applicable, excluding reporting and disclosure procedures.

Procedures for Proxy Issues Outside the Guidelines

To the extent that the Guidelines do not cover potential voting issues, the Proxy Advisory Firm will seek direction from PGI.  PGI may consider the spirit of the Guidelines and instruct the vote on such issues in a manner that PGI believes would be in the best interests of the client.  Although this not an exception to the Guidelines, this process will also follow the Exception Process. The Proxy Voting Committee will receive and review a quarterly report summarizing all proxy votes for securities for which PGI exercises voting discretion, which shall include instances where issues fall outside the Guidelines.

Securities Lending

Some clients may have entered into securities lending arrangements with agent lenders to generate additional revenue.  If a client participates in such lending, the client will need to inform PGI as part of their contract with PGI if they require PGI to take actions in regard to voting securities that have been lent. If not commemorated in such agreement, PGI will not recall securities and as such, they will not have an obligation to direct the proxy voting of lent securities.

In the case of lending, PGI maintains one share for each company security out on loan by the client. PGI will vote the remaining share in these circumstances.

In cases where PGI does not receive a solicitation or enough information within a sufficient time (as reasonably determined by PGI) prior to the proxy-voting deadline, PGI or the Proxy Advisory Firm may be unable to vote.

Regional Variances in Proxy Voting

PGI utilizes the Policy and Guidelines for both US and non-US clients, and there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies.  For U.S. companies, it is usually relatively easy to vote proxies, as the proxies are typically received automatically and may be voted by mail or electronically.  In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

With respect to non-U.S. companies, we make reasonable efforts to vote most proxies and follow a similar process to those in the U.S. However, in some cases it may be both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances and expected costs may outweigh any anticipated economic benefit of voting.  The major difficulties and costs may include:  (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs.  In certain instances, it may be determined by PGI that the anticipated economic benefit outweighs the expected cost of voting.  PGI intends to make their determination on whether to vote proxies of non-U.S. companies on a case-by-case basis. In doing so, PGI shall evaluate market requirements and impediments, including the difficulties set forth above,  for voting proxies of companies in each country. PGI periodically reviews voting logistics, including costs and other voting difficulties, on a client by client and country by country basis, in order to determine if there have been any material changes that would affect PGI’s determinations and procedures.

Conflicts of Interest

PGI recognizes that, from time to time, potential conflicts of interest may exist. In order to avoid any perceived or actual conflict of interest, the procedures set forth below have been established for use when PGI encounters a potential conflict to ensure that PGI’s voting decisions are based on maximizing shareholder value and are not the product of a conflict.

Addressing Conflicts of Interest – Exception Process
Prior to voting contrary to the Guidelines, the relevant investment team must complete and submit a report to PGI Compliance setting out the name of the security, the issue up for vote, a summary of the Guidelines’ recommendation, the vote changes requested and the rational for voting against the Guidelines’ recommendation.  The member of the investment team requesting the exception must attest to compliance with Principal’s Code of Conduct and the has an affirmative obligation to disclose any known personal or business relationship that could affect the voting of the applicable proxy.  PGI Compliance will approve or deny the exception in consultation, if deemed necessary, with the Legal.

If PGI Compliance determines that there is no potential material conflict exists, the Guidelines may be overridden.  If PGI Compliance determines that there exists or may exist a material conflict, it will refer the issue to the Proxy Voting Committee.  The Proxy Voting Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual material conflict and decide by a majority vote as to how to vote the proxy – i.e., whether to permit or deny the exception.

In considering the proxy vote and potential material conflict of interest, the Proxy Voting Committee may review the following factors:

I.

The percentage of outstanding securities of the issuer held on behalf of clients by PGI;
II.

The nature of the relationship of the issuer with the PGI, its affiliates or its executive officers;
III.

Whether there has been any attempt to directly or indirectly influence the investment team’s decision;
IV.

Whether the direction of the proposed vote would appear to benefit PGI or a related party; and/or
A.

Whether an objective decision to vote in a certain way will still create a strong appearance of a conflict.

In the event that the Proxy Advisor Firm itself has a conflict and thus is unable to provide a recommendation, the investment team may vote in accordance with the recommendation of another independent service provider, if available. If a recommendation from an independent service provider other than the Proxy Advisor Firm is not available, the investment team will follow the Exception Process. PGI Compliance will review the form and if it determines that there is no potential material conflict mandating a voting recommendation from the Proxy Voting Committee, the investment team may instruct the Proxy Advisory Firm to vote the proxy issue as it determines is in the best interest of clients. If PGI Compliance determines that there exists or may exist a material conflict, it will refer the issue to the Proxy Voting Committee for consideration as outlined above.

Availability of Proxy Voting Information and Recordkeeping

Disclosure

On a quarterly basis, PGI publicly discloses on our website https://www.principalglobal.com/eu/about-us/responsible-investing  a voting report setting forth the manner in which votes were cast, including details related to (i) votes against management, and (ii) abstentions.   Form more information, Clients may contact PGI for more information related to how PGI has voted with respect to securities held in the Client’s account.  On request, PGI will provide clients with a summary of PGI’s proxy voting guidelines, process and policies and will inform the clients how they can obtain a copy of the complete Proxy Voting Policies and Procedures upon request.  PGI will also include such information described in the preceding two sentences in Part 2A of its Form ADV.

Recordkeeping

PGI will  keep records of the following items: (i) the Guidelines, (ii) the Proxy Voting Policies and Procedures; (iii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iv) records of votes they cast on behalf of clients, which may be maintained by a Proxy Advisory Firm if it undertakes to provide copies of those records promptly upon request; (v) records of written client requests for proxy voting information and PGI’s responses (whether a client’s request was oral or in writing); (vi) any documents prepared by PGI that were material to making a decision how to vote, or that memorialized the basis for the decision; (vii) a record of any testing conducted on any Proxy Advisory Firm’s votes; (viii) materials collected and reviewed by PGI as part of its due diligence of the Proxy Advisory Firm; (ix) a copy of each version of the Proxy Advisory Firm’s policies and procedures provided to PGI; and (x) the minutes of the Proxy Voting Committee meetings.  All of the records referenced above will be kept in an easily accessible place for at least the length of time required by local regulation and custom, and, if such local regulation requires that records are kept for less than six years from the end of the fiscal year during which the last entry was made on such record, we will follow the US rule of six years. If the local regulation requires that records are kept for more than six years, we will comply with the local regulation. We maintain the vast majority of these records electronically.

(1)           These policies and procedures apply to Principal Global Investors, LLC, Principal Real Estate Investors, LLC, Principal Global Investors (Hong Kong) Limited and any affiliates which have entered into participating affiliate agreements with the aforementioned managers.

Appendix: Finisterre Proxy Voting Policy and Procedures

Statement of Policy

Proxy voting is an important right of investors and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Firm generally retains proxy-voting authority with respect to securities purchased for its clients. Under such circumstances, the Firm votes proxies in the best interest of its clients and in accordance with these policies and procedures.

Use of Third-Party Proxy Voting Service

The Firm has entered into an agreement with Broadridge Investor Communication Solutions, Inc. (referred to as “Broadridge” and the “Proxy Voting Service”) acting with Glass Lewis & Co, to enable it to fulfill its proxy voting obligations.

Broadridge executes, monitors and records the proxies according to the instructions of the Firm. The Firm relies on the recommendations of Glass Lewis & Co, LLC to provide recommendations as to how any proxy should be voted in the best interests of the Clients. These recommendations are integrated into the voting platform set up by the Proxy Voting Service, and the Firm has instructed the Proxy Voting Service to execute all proxies in accordance with such recommendation unless instructed otherwise by the Firm.

The SEC has expressed its view that although the voting of proxies remains the duty of a registered adviser, an adviser may contract with service providers to perform certain functions with respect to proxy voting so long as the adviser is comfortable that the proxy voting service is independent from the issuer companies on which it completes its proxy research.  In assessing whether a proxy voting service is independent (as defined by the SEC), the SEC counsels investment advisers that they should not follow the recommendations of an independent proxy voting service without first determining, among other things, that the proxy voting service (a) has the capacity and competence to analyze proxy issues and (b) is in fact independent and can make recommendations in an impartial manner in the best interests of the adviser's clients.

At a minimum annually, or more frequently as deemed necessary, Compliance will ensure that a review of the independence and impartiality of the Proxy Voting Service is carried out, including obtaining certification or other information from the Proxy Voting Service to enable the Firm to make such an assessment. Compliance will also monitor any new SEC interpretations regarding the voting of proxies and the uses of third-party proxy voting services and revise the Firm’s policies and procedures as necessary.

Proxies relating to securities held in client accounts will be sent directly to the Proxy Voting Service. If a proxy is received by anyone in the Firm, they must immediately inform the Compliance and work with Compliance to ensure that it is promptly forwarded to the Proxy Voting Service. In the event that the Proxy Voting Service is unable to complete/provide its research regarding a security on a timely basis or the Firm has made a determination that it is in the best interests of the Firm’s clients for the Firm to vote the proxy, the Firm’s general proxy-voting procedures are required to be followed, as follows.

Compliance will require that:

1.    the recipient of the proxy will forward a copy to Compliance, who will keep a copy of each proxy received;

2.    if the recipient is not the Portfolio Manager responsible for voting the proxy on behalf of the Firm, s/he will forward a copy to such Portfolio manager;

3.    the Portfolio Manager will determine how to vote the proxy promptly in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place; and provide evidence of such to Compliance;

4.    Absent material conflicts (see Section V), the Portfolio Manager will determine whether the Firm will follow the Proxy Voting Service’s recommendation or vote the proxy directly. The Portfolio Manager will send his/her decision on how the Firm should vote a proxy to the Proxy Voting Service, in a timely and appropriate manner. It is desirable to have the Proxy Voting Service complete the actual voting so there exists one central source for the documentation of the Firm’s proxy voting records.

Voting Guidelines

To the extent that the Firm is voting a proxy itself and not utilizing the Proxy Voting Service, the Firm will consider the proxy on a case by case basis and require that the relevant investment professional vote the proxy in a manner consistent with the Firm’s duty. Investment professionals of the Firm each have the duty to vote proxies in a way that, in their best judgment, is in the best interest of the Firm’s clients.

Disclosure

A.     The Firm will disclose in its Form ADV Part 2 that clients may contact the Chief Compliance Officer via e-mail or telephone in order to obtain information on how the Firm voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Chief Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how the Firm voted the client’s proxy.

B.     A concise summary of these Proxy Voting Policies and Procedures will be included in the Firm’s Form ADV Part 2 and will be updated whenever these policies and procedures are updated. Compliance will arrange for a copy of this summary to be sent to all existing clients.

Potential Conflicts of Interest

B.

In the event that the Firm is directly voting a proxy, Compliance will examine conflicts that exist between the interests of the Firm and its clients. This examination will include a review of the relationship of the Firm, its personnel and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer is a client of the Firm or an affiliate of the Firm or has some other relationship with the Firm, its personnel or a client of the Firm.

C.

If, as a result of Compliance’s examination, a determination is made that a material conflict of interest exists, the Firm will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. If the proxy involves a matter covered by the voting guidelines and factors described above, the Firm will generally vote the proxy as specified above. Alternatively, the Firm may vote the proxy in accordance with the recommendation of the Proxy Voting Service.

The Firm may disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Firm determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Firm will give the ERISA client the opportunity to vote the proxies themselves.

Absent the client reserving voting rights, the Firm will either vote the proxies in accordance with the policies outlined in Section III “Voting Guidelines” above or vote the proxies in accordance with the recommendation of the Proxy Voting Service.

Proxy Recordkeeping

Compliance will maintain files relating to the Firm’s proxy voting procedures in an easily accessible place. (Under the services contract between the Firm and its Proxy Voting Service, the Proxy Voting Service will maintain the Firm’s proxy-voting records). Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the most recent two years kept in the offices of the Firm. Records of the following will be included in the files:

V.

Copies of these proxy voting policies and procedures, and any amendments thereto;

A.

A copy of each proxy statement that the Firm receives regarding client securities (the Firm may rely on third parties or EDGAR);

B.

A record of each vote that the Firm casts;

C.

A copy of any document the Firm created that was material to making a decision how to vote proxies, or that memorializes that decision. (For votes that are inconsistent with the Firm’s general proxy voting polices, the reason/rationale for such an inconsistent vote is required to be briefly documented and maintained); and

D.

A copy of each written client request for information on how the Firm voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how the Firm voted its proxies.

January 1, 2021

ClearBridge
Investments

Proxy Voting Policy
March 2021
ClearBridge Investments Limited (CIL)
ClearBridge RARE Infrastructure International Pty Limited (CBI RIIPL)
ClearBridge RARE Infrastructure (North America) Pty Limited (CBI RINA)
(the above entities are referred to as “ClearBridge” for the purposes of this policy.
ClearBridge and ClearBridge Investments, LLC. are collectively referred to as
“ClearBridge Investments”.)
Document Owner: Head of Legal, Risk & Compliance
This document is confidential and is only intended for the purposes of the above entities. This document may only be provided to third parties with the express prior written approval of the Head of Legal, Risk & Compliance. No recipient is authorised to pass this document or its contents on to any other person whatsoever or reproduce it by any means. All intellectual property contained in this document remains the property of the above entities and any rights in relation to this intellectual property are not intended to be diluted by the distribution of this document.

CLEARBRIDGE INVESTMENTS
PROXY VOTING POLICIES AND PROCEDURES
AMENDED AS OF MARCH 2021
II.

Types of Accounts for Which ClearBridge Votes Proxies
III.

General Guidelines
IV.

How ClearBridge Votes
V.

Conflicts of Interest
B.

Procedures for Identifying Conflicts of Interest
C.

Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest
D.

Third Party Proxy Voting Firm – Conflicts of Interest
VI.

Voting Policy
B.

Election of Directors
C.

Proxy Contests
D.

Auditors
E.

Proxy Contest Defenses
E.

Tender Offer Defenses
F.

Miscellaneous Governance Provisions
G.

Capital Structure
H.

Executive and Director Compensation
I.

State/Country of Incorporation
J.

Mergers and Corporate Restructuring
K.

Social and Environmental Issues
L.

Miscellaneous
VI.

Other Considerations
A.

Share Blocking
B.

Securities on Loan
VII.

Disclosure of Proxy Voting
VIII.

Recordkeeping and Oversight

CLEARBRIDGE INVESTMENTS
Proxy Voting Policies and Procedures

I.

TYPES OF ACCOUNTS FOR WHICH CLEARBRIDGE VOTES PROXIES
ClearBridge votes proxies for each client for which it has investment discretion unless the investment management agreement provides that the client or other authorized party (e.g., a trustee or named fiduciary of a plan) is responsible for voting proxies.
II.

GENERAL GUIDELINES
In voting proxies, we are guided by general fiduciary principles. Our goal is to act prudently, solely in the best interest of the beneficial owners of the accounts we manage. We attempt to provide for the consideration of all factors that could affect the value of the investment and will vote proxies in the manner that we believe will be consistent with efforts to maximize shareholder values.
III.

HOW CLEARBRIDGE VOTES
Section V of these policies and procedures sets forth certain stated positions. In the case of a proxy issue for which there is a stated position, we generally vote in accordance with the stated position. In the case of a proxy issue for which there is a list of factors set forth in Section V that we consider in voting on such issue, we consider those factors and vote on a case-by-case basis in accordance with the general principles set forth above. In the case of a proxy issue for which there is no stated position or list of factors that we consider in voting on such issue, we vote on a case-by-case basis in accordance with the general principles set forth above. We may utilize an external service provider to provide us with information and/or a recommendation with regard to proxy votes but we are not required to follow any such recommendations.  The   use of an external service provider does not relieve us of our responsibility for the proxy vote.
For routine matters, we usually vote according to our policy or the external service provider’s recommendation, although we are not obligated to do so and each individual portfolio management team may vote contrary to our policy or the recommendation of the external service provider. If a matter is non-routine, e.g., management’s recommendation is different than that of the external service provider and ClearBridge is a significant holder or it is a significant holding for ClearBridge, the issues will be highlighted to the appropriate investment teams. Different investment teams may vote differently on the same issue, depending upon their assessment of clients’ best interests.
ClearBridge’s policies are reviewed annually and its proxy voting process is overseen and coordinated by its Proxy Committee.
IV.

CONFLICTS OF INTEREST
In furtherance of ClearBridge’s goal to vote proxies in the best interests of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients.
A.

Procedures for Identifying Conflicts of Interest
ClearBridge relies on the following to seek to identify conflicts of interest with respect to proxy voting:
1.

ClearBridge’s employees are periodically reminded of their obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships or personal or business relationships relating to another Franklin Resources, Inc. ("Franklin") business unit, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s General Counsel/Chief Compliance Officer.
2.

ClearBridge’s finance area maintains and provides to ClearBridge Compliance and proxy voting personnel an up- to-date list of all client relationships that have historically accounted for or are projected to account for greater than 1% of ClearBridge’s net revenues.
3.

As a general matter, ClearBridge takes the position that relationships between a non- ClearBridge Franklin unit and an issuer (e.g., investment management relationship between an issuer and a non- ClearBridge Franklin affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer because ClearBridge operates as an independent business unit from other Franklin business units and because of the existence of informational barriers between ClearBridge and certain other Franklin business units. As noted above, ClearBridge employees are under an obligation to bring such conflicts of interest, including conflicts of interest which may arise because of an attempt by another Franklin business unit or non- ClearBridge Franklin officer or employee to influence proxy voting by ClearBridge to the attention of ClearBridge Compliance.
4.

A list of issuers with respect to which ClearBridge has a potential conflict of interest in voting proxies on behalf of client accounts will be maintained by ClearBridge proxy voting personnel. ClearBridge will not vote proxies relating to such issuers until it has been determined that the conflict of interest is not material or a method for resolving the conflict of interest has been agreed upon and implemented, as described in Section IV below.
B.

Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest
1.

ClearBridge maintains a Proxy Committee which, among other things, reviews and addresses conflicts of interest brought to its attention. The Proxy Committee is comprised of such ClearBridge personnel (and others, at ClearBridge’s request), as are designated from time to time. The current members of the Proxy Committee are set forth in the Proxy Committee’s Terms of Reference.
2.

All conflicts of interest identified pursuant to the procedures outlined in Section IV.A. must be brought to the attention of the Proxy Committee for resolution. A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party generally is not brought to the attention of the Proxy Committee for a conflict of interest review because ClearBridge’s position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.
3.

The Proxy Committee will determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. A written record of all materiality determinations made by the Proxy Committee will be maintained.
4.

If it is determined by the Proxy Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.
5.

If it is determined by the Proxy Committee that a conflict of interest is material, the Proxy Committee will determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:
•

disclosing the conflict to clients and obtaining their consent before voting;
•

suggesting to clients that they engage another party to vote the proxy on their behalf;
•

in the case of a conflict of interest resulting from a particular employee’s personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or
•

such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.
[2]
A written record of the method used to resolve a material conflict of interest shall be maintained.
C.

Third Party Proxy Voting Firm - Conflicts of Interest
With respect to a third-party proxy voting firm described herein, the Proxy Committee will periodically review and assess such firm’s policies, procedures and practices with respect to the disclosure and handling of conflicts of interest.
V.

VOTING POLICY
These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account holding the shares being voted. There may be occasions when different investment teams vote differently on the same issue. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Proxy Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.
A.

Election of Directors
1.

Voting on Director Nominees in Uncontested Elections.
a.

We withhold our vote from a director nominee who:
•

attended less than 75 percent of the company’s board and committee meetings without a valid excuse (illness, service to the nation/local government, work on behalf of the company);
•

received more than 50 percent withheld votes of the shares cast at the previous board election, and the company has failed to address the issue as to why;
•

is a member of the company’s audit committee, when excessive non-audit fees were paid to the auditor, or there are chronic control issues and an absence of established effective control mechanisms;
•

is a member of the company’s compensation committee if the compensation committee ignore a say on pay proposal that a majority of shareholders opposed;
•

is a member of the company’s nominating committee and there are no women on the board (or currently proposed for election to the board)
b.

We vote for all other director nominees.
2.

Chairman and CEO is the Same Person.
We vote on a case-by-case basis on shareholder proposals that would require the positions of the Chairman and CEO to be held by different persons. We would generally vote FOR such a proposal unless there are compelling reasons to vote against the proposal, including:
•

Designation of a lead director
•

Majority of independent directors (supermajority)
•

All independent key committees
•

Size of the company (based on market capitalization)
•

Established governance guidelines
•

Company performance
3.

Majority of Independent Directors
a.

We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. Generally that would require that the director have no connection to the company other than the board seat. In determining whether an independent director is truly independent (e.g. when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; whether the director has any transactional relationship with the company; whether the director is a significant customer or supplier of the company; whether the director is employed by a foundation or university that received significant grants or endowments from the company or its affiliates; and whether there are interlocking directorships.
b.

We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.
4.

Stock Ownership Requirements
We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.
5.

Term of Office
We vote against shareholder proposals to limit the tenure of independent directors.
6.

Director and Officer Indemnification and Liability Protection
a.

Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.
b.

We vote for proposals to limit and against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.
c.

We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.
d.

We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) if only the director's legal expenses would be covered.
7.

Director Qualifications
a.

We vote case-by-case on proposals that establish or amend director qualifications. Considerations include how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
b.

We vote against shareholder proposals requiring two candidates per board seat.
B.

Proxy Contests
1.

Voting for Director Nominees in Contested Elections
We vote on a case-by-case basis in contested elections of directors. Considerations include: chronology of events leading up to the proxy contest; qualifications of director nominees (incumbents and dissidents); for incumbents, whether the board is comprised of a majority of outside directors; whether key committees (i.e.: nominating, audit, compensation) comprise solely of independent outsiders; discussion with the respective portfolio manager(s).
2.

Reimburse Proxy Solicitation Expenses
We vote on a case-by-case basis on proposals to provide full reimbursement for dissidents waging a proxy contest. Considerations include: identity of persons who will pay solicitation expenses; cost of solicitation; percentage that will be paid to proxy solicitation firms.
C.

Auditors
1.

Ratifying Auditors
We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit services and such other audit-related and non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.
2.

Financial Statements and Director and Auditor Reports
We generally vote for management proposals seeking approval of financial accounts and reports and the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors or directors.
3.

Remuneration of Auditors
We vote for proposals to authorize the board or an audit committee of the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.
4.

Indemnification of Auditors
We vote against proposals to indemnify auditors.
D.

Proxy Contest Defenses
1.

Board Structure: Staggered vs. Annual Elections
a.

We vote against proposals to classify the board.
b.

We vote for proposals to repeal classified boards and to elect all directors annually.
2.

Shareholder Ability to Remove Directors
a.

We vote against proposals that provide that directors may be removed only for cause.
b.

We vote for proposals to restore shareholder ability to remove directors with or without cause.
c.

We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
d.

We vote for proposals that permit shareholders to elect directors to fill board vacancies.
3.

Cumulative Voting
a.

If plurality voting is in place for uncontested director elections, we vote for proposals to permit or restore cumulative voting.
b.

If majority voting is in place for uncontested director elections, we vote against cumulative voting.
c.

If plurality voting is in place for uncontested director elections, and proposals to adopt both cumulative voting and majority voting are on the same slate, we vote for majority voting and against cumulative voting.
4.

Majority Voting
We vote for non-binding and/or binding resolutions requesting that the board amend a company’s by-laws to stipulate that directors need to be elected with an affirmative majority of the votes cast, provided that it does not conflict with the state law where the company is incorporated. In addition, all resolutions need to provide for a carve-out for a plurality vote standard when there are more nominees than board seats (i.e. contested election). In addition, ClearBridge strongly encourages companies to adopt a post-election director resignation policy setting guidelines for the company to follow to promptly address situations involving holdover directors.
5.

Shareholder Ability to Call Special Meetings
a.

We vote against proposals to restrict or prohibit shareholder ability to call special meetings.
b.

We vote for proposals that provide shareholders with the ability to call special meetings, taking into account a minimum ownership threshold of 10 percent (and investor ownership structure, depending on bylaws).
6.

Shareholder Ability to Act by Written Consent
a.

We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.
b.

We vote for proposals to allow or make easier shareholder action by written consent.
7.

Shareholder Ability to Alter the Size of the Board
a.

We vote for proposals that seek to fix the size of the board.
b.

We vote against proposals that give management the ability to alter the size of the board without shareholder approval.
8.

Advance Notice Proposals
We vote on advance notice proposals on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.
9.

Amendment of By-Laws
a.

We vote against proposals giving the board exclusive authority to amend the by-laws.
b.

We vote for proposals giving the board the ability to amend the by-laws in addition to shareholders.
10.

Article Amendments (not otherwise covered by ClearBridge Proxy Voting Policies and Procedures).
We review on a case-by-case basis all proposals seeking amendments to the articles of association.
We vote for article amendments if:
•

shareholder rights are protected;
•

there is negligible or positive impact on shareholder value;
•

management provides adequate reasons for the amendments; and
•

the company is required to do so by law (if applicable).
E.

Tender Offer Defenses
1.

Poison Pills
a.

We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
b.

We vote on a case-by-case basis on shareholder proposals to redeem a company's poison pill. Considerations include: when the plan was originally adopted; financial condition of the company; terms of the poison pill.
c.

We vote on a case-by-case basis on management proposals to ratify a poison pill. Considerations include: sunset provision - poison pill is submitted to shareholders for ratification or rejection every 2 to 3 years; shareholder redemption feature -10% of the shares may call a special meeting or seek a written consent to vote on rescinding the rights plan.
2.

Fair Price Provisions
a.

We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.
b.

We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.
3.

Greenmail
a.

We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
b.

We vote on a case-by-case basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
4.

Unequal Voting Rights
a.

We vote against dual class exchange offers.
b.

We vote against dual class re-capitalization.
5.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws
a.

We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
b.

We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.
6.

Supermajority Shareholder Vote Requirement to Approve Mergers
a.

We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.
b.

We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.
7.

White Knight/Squire Placements
We vote for shareholder proposals to require approval of blank check preferred stock issues.
F.

Miscellaneous Governance Provisions
1.

Confidential Voting
a.

We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:  in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.
b.

We vote for management proposals to adopt confidential voting subject to the proviso for contested elections set forth in sub-paragraph A.1. above.
2.

Equal Access
We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.
3.

Bundled Proposals
We vote on a case-by-case basis on bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.
4.

Shareholder Advisory Committees
We vote on a case-by-case basis on proposals to establish a shareholder advisory committee. Considerations include: rationale and cost to the firm to form such a committee. We generally vote against such proposals if the board and key nominating committees are comprised solely of independent/outside directors.
5.

Other Business
We vote for proposals that seek to bring forth other business matters.
6.

Adjourn Meeting
We vote on a case-by-case basis on proposals that seek to adjourn a shareholder meeting in order to solicit additional votes.
7.

Lack of Information
We vote against proposals if a company fails to provide shareholders with adequate information upon which to base their voting decision.
G.

Capital Structure
1.

Common Stock Authorization
a.

We vote on a case-by-case basis on proposals to increase the number of shares of common stock authorized for issue, except as described in paragraph 2 below.
b.

Subject to paragraph 3, below we vote for the approval requesting increases in authorized shares if the company meets certain criteria:
•

Company has already issued a certain percentage (i.e. greater than 50%) of the company's allotment.
•

The proposed increase is reasonable (i.e. less than 150% of current inventory) based on an analysis of the company's historical stock management or future growth outlook of the company.
c.

We vote on a case-by-case basis, based on the input of affected portfolio managers, if holding is greater than 1% of an account.
2.

Stock Distributions: Splits and Dividends
We vote on a case-by-case basis on management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.
3.

Reverse Stock Splits
We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.
4.

Blank Check Preferred Stock
a.

We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.
b.

We vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
c.

We vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
d.

We vote for proposals requiring a shareholder vote for blank check preferred stock issues.
5.

Adjust Par Value of Common Stock
We vote for management proposals to reduce the par value of common stock.
6.

Preemptive Rights
a.

We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:
•

Size of the Company.
•

Characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).
•

Percentage of the rights offering (rule of thumb less than 5%).
b.

We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.
7.

Debt Restructuring
We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.
8.

Share Repurchase Programs
We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
9.

Dual-Class Stock
We vote for proposals to create a new class of nonvoting or sub voting common stock if:
•

It is intended for financing purposes with minimal or no dilution to current shareholders
•

It is not designed to preserve the voting power of an insider or significant shareholder
10.

Issue Stock for Use with Rights Plan
We vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).
11.

Debt Issuance Requests
When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.
We vote for debt issuances for companies when the gearing level is between zero and 100 percent.
We view on a case-by-case basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent. Any proposed debt issuance is compared to industry and market standards.
12.

Financing Plans
We generally vote for the adopting of financing plans if we believe they are in the best economic interests of shareholders.
H.

Executive and Director Compensation
In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.
1.

OBRA-Related Compensation Proposals
a.

Amendments that Place a Cap on Annual Grant or Amend Administrative Features
We vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.
b.

Amendments to Added Performance-Based Goals
We vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.
c.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA
We vote for amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) the Internal Revenue Code.
d.

Approval of Cash or Cash-and-Stock Bonus Plans
We vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of the Internal Revenue Code.
2.

Expensing of Options
We vote for proposals to expense stock options on financial statements.
3.

Shareholder Proposals to Limit Executive and Director Pay
a.

We vote on a case-by-case basis on all shareholder proposals that seek additional disclosure of executive and director pay information. Considerations include: cost and form of disclosure. We vote for such proposals if additional disclosure is relevant to shareholder’s needs and would not put the company at a competitive disadvantage relative to its industry.
b.

We vote on a case-by-case basis on all other shareholder proposals that seek to limit executive and director pay.
4.

Reports to Assess the Feasibility of Including Sustainability as a Performance Metric
We vote in favor of non-binding proposals for reports on the feasibility of including sustainability as a performance metric for senior executive compensation.
We have a policy of voting to reasonably limit the level of options and other equity- based compensation arrangements available to management to reasonably limit shareholder dilution and management compensation. For options and equity-based compensation arrangements, we vote FOR proposals or amendments that would result in the available awards being less than 10% of fully diluted outstanding shares (i.e. if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans is less than 10% of fully diluted shares). In the event the available awards exceed the 10% threshold, we would also consider the % relative to the common practice of its specific industry (e.g. technology firms). Other considerations would include, without limitation, the following:
•

Compensation committee comprised of independent outside directors
•

Maximum award limits
•

Repricing without shareholder approval prohibited
•

3-year average burn rate for company
•

Plan administrator has authority to accelerate the vesting of awards
•

Shares under the plan subject to performance criteria
5.

Golden Parachutes
a.

We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.
b.

We vote on a case-by-case basis on all proposals to ratify or cancel golden parachutes. Considerations include: the amount should not exceed 3 times average base salary plus guaranteed benefits; golden parachute should be less attractive than an ongoing employment opportunity with the firm.
6.

Golden Coffins
a.

We vote for shareholder proposals that request a company not to make any death benefit payments to senior executives’ estates or beneficiaries, or pay premiums in respect to any life insurance policy covering a senior executive’s life (“golden coffin”). We carve out benefits provided under a plan, policy or arrangement applicable to a broader group of employees, such as offering group universal life insurance.
b.

We vote for shareholder proposals that request shareholder approval of survivor benefits for future agreements that, following the death of a senior executive, would obligate the company to make payments or awards not earned.
7.

Anti-Tax Gross-up Policy
a.

We vote for proposals that ask a company to adopt a policy whereby it will not make, or promise to make, any tax gross-up payment to its senior executives, except for tax gross-ups provided pursuant to a plan, policy, or arrangement applicable to management employees of the company generally, such as relocation or expatriate tax equalization policy; we also vote for proposals that ask management to put gross-up payments to a shareholder vote.
b.

We vote against proposals where a company will make, or promise  to make, any  tax gross-up payment to its senior executives without a shareholder vote, except for tax gross-ups provided pursuant to a plan, policy, or arrangement applicable to management employees of the company generally, such as relocation or expatriate tax equalization policy.
8.

Employee Stock Ownership Plans (ESOPs)
We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).
9.

Employee Stock Purchase Plans
a.

We vote for qualified plans where all of the following apply:
•

The purchase price is at least 85 percent of fair market value
•

The offering period is 27 months or less
•

The number of shares allocated to the plan is five percent or less of outstanding shares
If the above do not apply, we vote on a case-by-case basis.
b.

We vote for non-qualified plans where all of the following apply:
•

All employees of the company are eligible to participate (excluding 5 percent or more beneficial owners)
•

There are limits on employee contribution (ex: fixed dollar amount)
•

There is a company matching contribution with a maximum of 25 percent of an employee’s contribution
•

There is no discount on the stock price on purchase date (since there is a company match)
If the above do not apply, we vote against the non-qualified employee stock purchase plan.
10.

401(k) Employee Benefit Plans
We vote for proposals to implement a 401(k) savings plan for employees.
11.

Stock Compensation Plans
a.

We vote for stock compensation plans which provide a dollar-for-dollar cash for stock exchange.
b.

We vote on a case-by-case basis for stock compensation plans which do not provide a dollar-for-dollar cash for stock exchange using a quantitative model.
12.

Directors Retirement Plans
a.

We vote against retirement plans for non-employee directors.
b.

We vote for shareholder proposals to eliminate retirement plans for non-employee directors.
13.

Management Proposals to Reprice Options
We vote against management proposals seeking approval to reprice options.
14.

Shareholder Proposals Regarding Executive and Director Pay
a.

We vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
b.

We vote against shareholder proposals requiring director fees be paid in stock only.
c.

We vote against shareholder proposals to eliminate vesting of options and restricted stock on change of control.
d.

We vote for shareholder proposals to put option repricing to a shareholder vote.
e.

We vote for shareholder proposals that call for a non-binding advisory vote on executive pay (“say-on-pay”). Company boards would adopt a policy giving shareholders the opportunity at each annual meeting to vote on an advisory resolution to ratify the compensation of the named executive officers set forth in the proxy statement’s summary compensation table.
f.

We vote “annual” for the frequency of say-on-pay proposals rather than once every two or three years.
g.

We vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.
15.

Management Proposals on Executive Compensation
For non-binding advisory votes on executive officer compensation, when management and the external service provider agree, we vote for the proposal. When management and the external service provider disagree, the proposal becomes a refer item. In the case of a Refer item, the factors under consideration will include the following:
•

Company performance over the last 1, 3, and 5-year periods on a total shareholder return basis
•

Performance metrics for short- and long-term incentive programs
•

CEO pay relative to company performance (is there a misalignment)
•

Tax gross ups to senior executives
•

Change-in-control arrangements
•

Presence of a clawback provision, ownership guidelines, or stock holding requirements for senior executives
16.

Stock Retention / Holding Period of Equity Awards
We vote on a case-by-case basis on shareholder proposals asking companies to adopt policies requiring senior executives to retain all or a significant (>50 percent) portion of their shares acquired through equity compensation plans, either:
•

While employed and/or for one to two years following the termination of their employment; or
•

For a substantial period following the lapse of all other vesting requirements for the award, with ratable release of a portion of the shares annually during the lock-up period
The following factors will be taken into consideration:
•

Whether the company has any holding period, retention ratio, or named executive officer ownership requirements currently in place
•

Actual stock ownership of the company’s named executive officers
•

Policies aimed at mitigating risk taking by senior executives
•

Pay practices at the company that we deem problematic
I.

State/Country of Incorporation
1.

Voting on State Takeover Statutes
a.

We vote for proposals to opt out of state freeze-out provisions.
b.

We vote for proposals to opt out of state disgorgement provisions.
2.

Voting on Re-incorporation Proposals
We vote on a case-by-case basis on proposals to change a company's state or country of incorporation. Considerations include: reasons for re-incorporation (i.e. financial, restructuring, etc); advantages/benefits for change (i.e. lower taxes); compare the differences in state/country laws governing the corporation.
3.

Control Share Acquisition Provisions
a.

We vote against proposals to amend the charter to include control share acquisition provisions.
b.

We vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
c.

We vote for proposals to restore voting rights to the control shares.
d.

We vote for proposals to opt out of control share cashout statutes.
J.

Mergers and Corporate Restructuring
1.

Mergers and Acquisitions
a.

We vote on a case-by-case basis on mergers and acquisitions. Considerations include: benefits/advantages of the combined companies (i.e. economies of scale, operating synergies, increase in market power/share, etc.); offer price (premium or discount); change in the capital structure; impact on shareholder rights.
2.

Corporate Restructuring
a.

We vote on a case-by-case basis on corporate restructuring proposals involving minority squeeze outs and leveraged buyouts. Considerations include: offer price, other alternatives/offers considered and review of fairness opinions.
3.

Spin-offs
a.

We vote on a case-by-case basis on spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.
4.

Asset Sales
a.

We vote on a case-by-case basis on asset sales. Considerations include the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.
5.

Liquidations
a.

We vote on a case-by-case basis on liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
6.

Appraisal Rights
a.

We vote for proposals to restore, or provide shareholders with, rights of appraisal.
7.

Changing Corporate Name
a.

We vote for proposals to change the “corporate name”, unless the proposed name change bears a negative connotation.
8.

Conversion of Securities
a.

We vote on a case-by-case basis on proposals regarding conversion of securities. Considerations include the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.
9.

Stakeholder Provisions
a.

We vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.
K.

Social and Environmental Issues
When considering environmental and social (E&S) proposals, we have an obligation to vote proxies in the best interest of our clients, considering both shareholder value as well as societal impact.
1.

Sustainability Reporting
a.

We vote for proposals seeking greater disclosure on the company’s environmental, social & governance policies and practices;
b.

We vote for proposals that would require companies whose annual revenues are at least $5 billion to prepare a sustainability report.  All others will be decided on a case-by-case basis.
2.

Diversity & Equality
a.

We vote for proposals supporting nomination of most qualified candidates, inclusive of a diverse pool of women and people of color, to the Board of Directors and senior management levels;
b.

We vote for proposals requesting comprehensive disclosure on board diversity;
c.

We vote for proposals requesting comprehensive disclosure on employee diversity;
d.

We vote for proposals requesting comprehensive reports on gender pay disparity;
e.

We vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity.
3.

Climate Risk Disclosure
a.

We vote for climate proposals seeking more disclosure on financial, physical or regulatory risks related to climate change and/or how the company measures and manages such risks;
b.

We vote for climate proposals requesting a report/disclosure of goals on GHG emissions from company operations and/or products;
4.

Case-by-case E&S proposals (examples)
a.

Climate proposals seeking company disclosure on GHG reduction targets and/or goals
b.

Animal welfare policies;
c.

Human rights and company policies;
d.

Operations in high-risk or sensitive areas;
e.

Product integrity and marketing.
L.

Miscellaneous
1.

Charitable Contributions
We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.
2.

Political Contributions
We will vote in favor of non-binding proposals for reports on corporate lobbying and political contributions.
In general, we vote on a case-by-case basis on other shareholder proposals pertaining to political contributions. In determining our vote on political contribution proposals we consider, among other things, the following:
•

Does the company have a political contributions policy publicly available
•

How extensive is the disclosure on these documents
•

What oversight mechanisms the company has in place for approving/reviewing political contributions and expenditures
•

Does the company provide information on its trade association expenditures
•

Total amount of political expenditure by the company in recent history
3.

Operational Items
a.

We vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
b.

We vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
c.

We vote for by-law or charter changes that are of a housekeeping nature (updates or corrections).
d.

We vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
e.

We vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.
f.

We vote against proposals to approve other business when it appears as voting item.
4.

Routine Agenda Items
In some markets, shareholders are routinely asked to approve:
•

the opening of the shareholder meeting
•

that the meeting has been convened under local regulatory requirements
•

the presence of a quorum
•

the agenda for the shareholder meeting
•

the election of the chair of the meeting
•

regulatory filings
•

the allowance of questions
•

the publication of minutes
•

the closing of the shareholder meeting
We generally vote for these and similar routine management proposals.
5.

Allocation of Income and Dividends
We generally vote for management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.
6.

Stock (Scrip) Dividend Alternatives
a.

We vote for most stock (scrip) dividend proposals.
b.

We vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
ClearBridge has determined that registered investment companies, particularly closed end investment companies, raise special policy issues making specific voting guidelines frequently inapplicable. To the extent that ClearBridge has proxy voting authority with respect to shares of registered investment companies, ClearBridge shall vote such shares in the best interest of client accounts and subject to the general fiduciary principles set forth herein without regard to the specific voting guidelines set forth in Section V. A. through L.
The voting policy guidelines set forth herein will be reviewed annually and may be changed by ClearBridge in its sole discretion.
VI.

OTHER CONSIDERATIONS
In certain situations, ClearBridge may determine not to vote proxies on behalf of a client because ClearBridge believes that the expected benefit to the client of voting shares is outweighed by countervailing considerations. Examples of situations in which ClearBridge may determine not to vote proxies on behalf of a client include:
A.

Share Blocking
Proxy voting in certain countries requires “share blocking.” This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g. one week) with a designated depositary. During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary. In deciding whether to vote shares subject to share blocking, ClearBridge will consider and weigh, based on the particular facts and circumstances, the expected benefit to clients of voting in relation to the detriment to clients of not being able to sell such shares during the applicable period.
B.

Securities on Loan
Certain clients of ClearBridge, such as an institutional client or a mutual fund for which ClearBridge acts as a sub-adviser, may engage in securities lending with respect to the securities in their accounts. ClearBridge typically does not direct or oversee such securities lending activities. To the extent feasible and practical under the circumstances, ClearBridge will request that the client recall shares that are on loan so that such shares can be voted if ClearBridge believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g., foregone income). The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of ClearBridge and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.
VII.

DISCLOSURE OF PROXY VOTING
ClearBridge employees may not disclose to others outside of ClearBridge (including employees of other Franklin business units) how ClearBridge intends to vote a proxy absent prior approval from ClearBridge’s General Counsel/Chief Compliance Officer, except that a ClearBridge investment professional may disclose to a third party (other than an employee of another Franklin business unit) how s/he intends to vote without obtaining prior approval from ClearBridge’s General Counsel/Chief Compliance Officer if (1) the disclosure is intended  to facilitate a discussion of publicly available information by ClearBridge personnel with a representative of a company whose securities are the subject of the proxy, (2) the company’s market capitalization exceeds $1 billion and (3) ClearBridge has voting power with respect to less than 5% of the outstanding common stock of the company.
If a ClearBridge employee receives a request to disclose ClearBridge’s proxy voting intentions to, or is otherwise contacted by, another person outside of ClearBridge (including an employee of another Franklin business unit) in connection with an upcoming proxy voting matter, he/she should immediately notify ClearBridge’s General Counsel/Chief Compliance Officer.
If a portfolio manager wants to take a public stance with regards to a proxy, s/he must consult with ClearBridge’s General Counsel/Chief Compliance Officer before making or issuing a public statement.
VIII.

RECORDKEEPING AND OVERSIGHT
ClearBridge shall maintain the following records relating to proxy voting:
•

a copy of these policies and procedures;
•

a copy of each proxy form (as voted);
•

a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;
•

documentation relating to the identification and resolution of conflicts of interest;
•

any documents created by ClearBridge that were material to a proxy voting decision or that memorialized the basis for that decision; and
•

a copy of each written client request for information on how ClearBridge voted proxies on behalf of the client, and a copy of any written response by ClearBridge to any (written or oral) client request for information on how ClearBridge voted proxies on behalf of the requesting client.
Such records shall be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the ClearBridge adviser.
To the extent that ClearBridge is authorized to vote proxies for a United States Registered Investment Company, ClearBridge shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.
In lieu of keeping copies of proxy statements, ClearBridge may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

ClearBridge
Investments

Proxy Committee Terms
of Reference
March 2021
ClearBridge Investments Limited (CIL)
ClearBridge RARE Infrastructure International Pty Limited (CBI RIIPL)
ClearBridge RARE Infrastructure (North America) Pty Limited (CBI RINA)
(the above entities are referred to as “ClearBridge” for the purposes of this policy.
ClearBridge and ClearBridge Investments, LLC. are collectively referred to as
“ClearBridge Investments”.)
Document Owner: Head of Legal, Risk & Compliance
This document is confidential and is only intended for the purposes of the above entities. This document may only be provided to third parties with the express prior written approval of the Head of Legal, Risk & Compliance. No recipient is authorised to pass this document or its contents on to any other person whatsoever or reproduce it by any means. All intellectual property contained in this document remains the property of the above entities and any rights in relation to this intellectual property are not intended to be diluted by the distribution of this document.

Proxy Committee Terms of Reference
I.

Establishment of The Proxy Committee
The Proxy Committee (the “Proxy Committee” or the “Committee”) has been established for the purpose of monitoring to ensure that proxies are voted in the best interests of ClearBridge's clients and in accordance with the Proxy Voting Policy (the “Policy”).
II.

Meetings of The Committee
The Committee shall meet on a regular basis, but not less frequently than semi-annually.  Special meetings may also be held upon reasonable notice to the members of the Committee. An agenda shall be established for each meeting and minutes shall be kept. A minimum quorum of two voting members is required for each Proxy Committee meeting. The Committee may request any ClearBridge officer or employee or other interested persons to attend a meeting of the Committee or to meet with any members of, or consultants to, the Committee. Meetings of the Committee may be held in person, by telephone or by other appropriate means.
III.

Reporting
The Chairperson shall regularly report the results of the Committee’s reviews and deliberations to ClearBridge’s Management Committee and make such recommendations as the Committee deems appropriate.
IV.

Responsibilities of the Proxy Committee
The Proxy Committee is responsible for:
1.

Approving any changes to the Policy.
2.

Reviewing the timeliness and accuracy of the proxies voted.
3.

Monitoring votes cast to ensure that they were voted in accordance with the Proxy Voting Policy. In furtherance of this responsibility, the Committee shall specifically review the following to assure that appropriate documentation exists to support the positions taken:
a)

Instances where a vote was contrary to a position taken in the Policy;
b)

Instances where a vote was against management recommendation;
c)

Instances were two or more portfolio managers voted opposite to each other, except in instances where conflicting votes were cast by the managers of the social awareness products.
4.

Resolving conflicts of interest in accord with the procedures set forth in the Proxy Voting Policy. At least one representative from each of Investment Management, Legal and Compliance must participate in any deliberations and decisions of the Proxy Committee relating to potential conflicts of interest.
5.

On an annual basis, reviewing the performance of the third-party vendor to assure that proxies are being voted and such votes are in accordance with ClearBridge’s directives. The Committee is also responsible for conducting a due diligence review of the third-party vendor organization, including such organization’s policies and procedures for addressing conflicts of interest.
6.

Approving any proposal to terminate/replace the third-party vendor.
In fulfilling its responsibilities, the Committee may rely on such reports as may be provided to the Committee by ClearBridge’s proxy administration personnel.
V.

Recording Keeping
Minutes of the meetings shall be maintained for a period of six years from the end of the fiscal year in which they were created.

Appendix A
Proxy Committee Members
a/o March 2021
Members
Michael Kagan, Chairman
William Harnett, Secretary
Barbara Brooke Manning
Neal Austria
Mary Jane McQuillen
Stephanie Rubin
Tonya Gojani

tortoise Capital Advisors, L.L.C.
(THE “adviser”)

PROXY VOTING POLICIES AND PROCEDURES
1.

Introduction
Unless a client is a registered investment company under the Investment Company Act of 1940 or a client requests the Adviser to do so in writing, the Adviser does not vote proxy materials for its clients.  In the event the Adviser receives any proxies intended for clients who have not delegated proxy voting responsibilities to the Adviser, the Adviser will promptly forward such proxies to the client for the client to vote.  When requested by the client, the Adviser may provide advice to the client regarding proposals submitted to the client for voting.  In the event an employee determines that the Adviser has a conflict of interest due to, for example, a relationship with a company or an affiliate of a company, or for any other reason which could influence the advice given, the employee will advise the Chief Compliance Officer who will advise the applicable Investment Committee, and the Investment Committee will decide which of the procedures set forth in Section 3 below the Adviser will use.
In cases in which the client is a registered investment company under the Investment Company Act of 1940 or in cases where the client has delegated proxy voting responsibility and authority to the Adviser, the Adviser has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients.  In pursuing this policy, proxies should be voted in a manner that is intended to maximize value to the client.  In situations where Adviser accepts such delegation and agrees to vote proxies, Adviser will do so in accordance with these Policies and Procedures.  The Adviser may delegate its responsibilities under these Policies and Procedures to a third party, provided that no such delegation shall relieve the Adviser of its responsibilities hereunder and the Adviser shall retain final authority and fiduciary responsibility for such proxy voting. If there are any differences between these policies and procedures and the proxy voting policies and procedures adopted by a registered investment company client, the policies and procedures of the registered investment company client will supersede these policies and procedures.
2.

General
a.

Because of the unique nature of the Master Limited Partnerships (“MLPs”), the Adviser shall evaluate each proxy of an MLP on a case-by-case basis.  Because proxies of MLPs are expected to relate only to extraordinary measures, the Adviser does not believe it is prudent to adopt pre-established voting guidelines.
b.

In the event requests for proxies are received with respect to the voting of equity securities other than MLP equity units, on routine matters, such as election of directors or approval of auditors, the proxies usually will be voted with management unless the Adviser determines it has a conflict or the Adviser determines there are other reasons not to vote with management.  On non-routine matters, such as amendments to governing instruments, proposals relating to compensation and stock option and equity compensation plans, corporate governance proposals and shareholder proposals, the Adviser will vote, or abstain from voting if deemed appropriate, on a case by case basis in a manner it believes to be in the best economic interest of its clients, and registered investment company clients’ shareholders.  In the event requests for proxies are received with respect to debt securities, the Adviser will vote on a case by case basis in a manner it believes to be in the best economic interest of its clients, and registered investment company clients’ shareholders.
c.

The applicable Investment Committee of the Adviser, or a Managing Director of the Adviser designated by the Investment Committee as listed on Exhibit A hereto (the “Designated Managing Director”), is responsible for monitoring Adviser’s proxy voting actions and ensuring that (i) proxies are received and forwarded to the appropriate decision makers; and (ii) proxies are voted in a timely manner upon receipt of voting instructions.  The Adviser is not responsible for voting proxies it does not receive, but will make reasonable efforts to obtain missing proxies.
d.

The applicable Investment Committee of the Adviser, or the Designated Managing Director, shall implement procedures to identify and monitor potential conflicts of interest that could affect the proxy voting process, including (i) significant client relationships; (ii) other potential material business relationships; and (iii) material personal and family relationships.
e.

All decisions regarding proxy voting shall be determined by the applicable Investment Committee of the Adviser, or the Designated Managing Director, and shall be executed by a the Designated Managing Director or another portfolio team Managing Director of the Adviser or, if the proxy may be voted electronically, electronically voted by any such Managing Director of the Adviser or his designee, including any of the individuals listed on Exhibit A hereto. Every effort shall be made to consult with the portfolio manager and/or analyst covering the security.
f.

The Adviser may determine not to vote a particular proxy, if the costs and burdens exceed the benefits of voting (e.g., when securities are subject to loan or to share blocking restrictions).
3.

Conflicts of Interest
The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist only if one or more of the members of the applicable Investment Committee of the Adviser actually knew or should have known of the conflict.  The Adviser is sensitive to conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:
•

A principal of the Adviser or any person involved in the proxy decision-making process currently serves on the Board of the portfolio company.
•

An immediate family member of a principal of the Adviser or any person involved in the proxy decision-making process currently serves as a director or executive officer of the portfolio company.
•

The Adviser, any venture capital fund managed by the Adviser, or any affiliate holds a significant ownership interest in the portfolio company.
This list is not intended to be exclusive.  All employees are obligated to disclose any potential conflict to the Adviser’s Chief Compliance Officer.
If a material conflict is identified, Adviser management may (i) disclose the potential conflict to the client and obtain consent; (ii) establish an ethical wall or other informational barriers between the person(s) that are involved in the conflict and the persons making the voting decisions, (iii) abstain from voting the proxies; or (iv) forward the proxies to clients so the clients may vote the proxies themselves.
4.

Recordkeeping
The applicable Investment Committee of the Adviser, or personnel of the Adviser designated by the Investment Committee as listed on Exhibit A hereto, are responsible for maintaining the following records:
•

proxy voting policies and procedures;
•

proxy statements (provided, however, that the Adviser may rely on the Securities and Exchange Commission’s EDGAR system if the issuer filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided the Adviser with an undertaking to provide a copy of the proxy statement promptly upon request);
•

records of votes cast and abstentions; and
•

any records prepared by the Adviser that were material to a proxy voting decision or that memorialized a decision.

Please see the separate proxy voting policies and procedures for the Tortoise St. Louis team which makes separate and independent decisions from the other Adviser investment teams.

Revised effective as of August 25, 2020

Exhibit A
Managing Director of the Adviser Designated by Investment Committee (“Designated Managing Director”)
Each of the following is a “Designated Managing Director” and may act individually as such for purposes of these Proxy Voting Policies and Procedures
Brian Kessens
James Mick
Matt Sallee
Rob Thummel
Nick Holmes
Stephen Pang
Designees for Electronic Voting of Proxies
Rob Thummel
Matt Sallee
James Mick
Brian Kessens
Braden Cielocha
Nick Holmes
Brett Castelli
Any other individual designated by one or more of the Designated Managing Directors
Designated Personnel for Record Keeping
Chief Compliance Officer, or his or her designee
SMA Operations team

Exhibit A amended effective as of August 25, 2020

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

This section contains information about the Registrant’s portfolio managers and the other accounts they manage, their compensation, and their ownership of securities of the Registrant. "Ownership of Securities" information reflects a portfolio manager’s beneficial ownership, which means a direct or indirect pecuniary interest.
Information in this section is as of March 31, 2022, unless otherwise noted.

(a)(1)

Jessica S. Bush has been with Principal® since 2006. Ms. Bush is responsible for the asset allocation and manager selection for Principal® Global Asset Allocation. Ms. Bush earned a bachelor’s degree in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.

Marcus W. Dummer has been with Principal® since 2003. Mr. Dummer is responsible for the asset allocation and manager selection for Principal® Global Asset Allocation. Mr. Dummer earned a bachelor’s degree in Finance and an M.B.A. from the University of Utah. He has earned the right to use the Chartered Alternative Investment Analyst designation.

Benjamin E. Rotenberg has been with Principal® since 2014. Mr. Rotenberg is responsible for the asset allocation and manager selection for Principal® Global Asset Allocation. Mr. Rotenberg earned a bachelor’s degree in International Relations and Russian from Pomona College. He has earned the right to use the Chartered Financial Analyst and the Chartered Alternative Investment Analyst designations.

May Tong has been with Principal® since 2021. Prior to that, Ms. Tong was a Senior Vice President, Portfolio Manager for Franklin Templeton Multi-Asset Solutions since 2018. Prior to that, Ms. Tong was a Portfolio Manager and Head of Portfolio Implementation and Management for Voya Investment Management’s Multi-Asset Strategies and Solutions Team since 2011. Ms. Tong is responsible for the asset allocation and manager selection for Principal Global Asset Allocation. She earned a bachelor’s degree in Accounting and Finance from Boston College and an M.B.A. from Columbia University. She has earned the right to use the Chartered Financial Analyst designation.

(a)(2)

The following table provides information relating to other accounts managed by the Registrant’s portfolio managers disclosed in (a)(1) above.

Other Accounts Managed
			Number of	Total Assets of the
Principal Diversified Select Real Asset Fund	Total Number	Total Assets in the	Accounts that Base the Advisory Fee on	Accounts that Base the Advisory Fee on
	of Accounts	Accounts	Performance	Performance
Jessica S. Bush
Registered investment companies	4	$9.7 billion	0	$0
Other pooled investment vehicles	1	$1.8 billion	0	$0
Other accounts	3	$4.8 million	0	$0

Marcus W. Dummer
Registered investment companies	4	$9.7 billion	0	$0
Other pooled investment vehicles	1	$1.8 billion	0	$0
Other accounts	3	$4.8 million	0	$0

Benjamin E. Rotenberg
Registered investment companies	4	$9.7 billion	0	$0
Other pooled investment vehicles	1	$1.8 billion	0	$0
Other accounts	3	$4.8 million	0	$0

May Tong
Registered investment companies	4	$9.7 billion	0	$0
Other pooled investment vehicles	1	$1.8 billion	0	$0
Other accounts	0	$0	0	$0

Portfolio managers at PGI and the sub‑advisers typically manage multiple accounts. These accounts may include, among others, mutual funds, proprietary accounts, and separate accounts (assets managed on behalf of pension funds, foundations, and other investment accounts). The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees. In addition, the side-by-side management of these funds and accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities, and the aggregation and allocation of trades. PGI seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, PGI has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3)

PGI offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Investment performance is measured on a pretax basis against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer‑term orientation.

Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team, via a co-investment program. Both payment vehicles are subject to a three‑year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment), alignment with Principal stakeholders, and talent retention.

In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in PFG’s employee stock purchase plan, retirement plans offered by the Principal (e.g., 401(k) plan), and direct personal investments. It should be noted that the Company’s retirement and deferred compensation plans generally utilize its non‑registered group separate accounts or commingled vehicles rather than the traditional mutual funds. In each instance, however, these vehicles are managed in lockstep alignment with the mutual funds.

(a)(4)   The portfolio managers disclosed in (a)(1) above own shares of the Registrant as follows:

Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Jessica S. Bush	$50,001 - $100,000
Marcus W. Dummer	None
Benjamin E. Rotenberg	None
May Tong	None

(b)        Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as
Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Diversified Select Real Asset Fund

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	5/10/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	5/10/2022

By	/s/ Michael Scholten
              Michael Scholten, Chief Financial Officer

Date	5/10/2022

[1]
The first such interval fund is the Principal Diversified Select Real Asset Fund; Management, subject to Board approval, may create others, each of which would be formed as a separate trust.
[2]
Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Committee may resolve such conflict of interest by satisfying itself that ClearBridge’s proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.